UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01400

Fidelity Contrafund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2021

Item 1.

Reports to Stockholders

Fidelity® Contrafund®

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2021

% of fund's net assets
Facebook, Inc. Class A	10.2
Amazon.com, Inc.	8.5
Berkshire Hathaway, Inc. Class A	5.6
Microsoft Corp.	5.5
Apple, Inc.	3.2
UnitedHealth Group, Inc.	3.1
Alphabet, Inc. Class A	2.9
Alphabet, Inc. Class C	2.8
Salesforce.com, Inc.	2.8
NVIDIA Corp.	2.3
46.9

Top Five Market Sectors as of June 30, 2021

% of fund's net assets
Information Technology	30.9
Communication Services	20.9
Consumer Discretionary	14.1
Financials	12.3
Health Care	10.9

Asset Allocation (% of fund's net assets)

As of June 30, 2021 *
Stocks	98.2%
Convertible Securities	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 8.2%

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 20.9%
Entertainment - 3.3%
Activision Blizzard, Inc.	8,400,498	$801,744
Netflix, Inc. (a)	5,579,763	2,947,287
Nintendo Co. Ltd.	127,908	74,017
Roblox Corp. (a)	343,744	30,930
Spotify Technology SA (a)	188,700	52,004
The Walt Disney Co. (a)	4,184,152	735,448
World Wrestling Entertainment, Inc. Class A (b)	235,996	13,662
		4,655,092
Interactive Media & Services - 16.4%
Alphabet, Inc.:
Class A (a)	1,685,693	4,116,108
Class C (a)	1,558,598	3,906,345
Bumble, Inc. (b)	1,287,033	74,133
Facebook, Inc. Class A (a)	41,874,746	14,560,267
Match Group, Inc. (a)	204,782	33,021
NAVER Corp.	79,769	29,472
Snap, Inc. Class A (a)	7,992,058	544,579
Tencent Holdings Ltd.	695,601	52,374
Twitter, Inc. (a)	418,337	28,786
Zoominfo Technologies, Inc.	268,600	14,013
		23,359,098
Media - 0.5%
Charter Communications, Inc. Class A (a)	416,670	300,607
Comcast Corp. Class A	6,089,478	347,222
Discovery Communications, Inc. Class A (a)	309,721	9,502
Endeavor Group Holdings, Inc. (a)(b)	1,047,501	29,026
Liberty Media Corp. Liberty Formula One Group Series C (a)	797,784	38,461
TechTarget, Inc. (a)	119,708	9,276
		734,094
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	6,342,339	918,561

TOTAL COMMUNICATION SERVICES		29,666,845

CONSUMER DISCRETIONARY - 13.9%
Automobiles - 0.7%
General Motors Co. (a)	5,809,876	343,770
Harley-Davidson, Inc.	1,357,118	62,183
Hyundai Motor Co.	651,600	138,105
Rad Power Bikes, Inc. (c)(d)	2,588,458	12,486
Tesla, Inc. (a)	20,161	13,703
Toyota Motor Corp.	3,154,578	275,755
XPeng, Inc. Class A (a)	3,071,900	65,281
		911,283
Hotels, Restaurants & Leisure - 0.5%
Airbnb, Inc. Class A	2,008,143	307,527
Chipotle Mexican Grill, Inc. (a)	111,199	172,396
Evolution Gaming Group AB (e)	300,464	47,481
Hilton Worldwide Holdings, Inc. (a)	1,278,543	154,218
McDonald's Corp.	58,725	13,565
Starbucks Corp.	302,450	33,817
		729,004
Household Durables - 0.5%
D.R. Horton, Inc.	2,351,311	212,488
Garmin Ltd.	948,007	137,120
Lennar Corp. Class A	1,733,632	172,236
Mohawk Industries, Inc. (a)	433,138	83,245
Sony Group Corp.	492,974	47,802
Tempur Sealy International, Inc.	419,511	16,441
Whirlpool Corp.	261,918	57,103
		726,435
Internet & Direct Marketing Retail - 9.5%
Amazon.com, Inc. (a)	3,531,668	12,149,503
Coupang Corp. unit (c)	2,489,211	98,894
Coupang, Inc. Class A (a)(b)	1,091,076	45,629
Deliveroo PLC (a)(e)	9,407,333	37,530
Deliveroo PLC	43,406,200	164,508
Doordash, Inc. (b)	1,153,437	205,692
eBay, Inc.	9,526,462	668,853
Marqeta, Inc. Class A	1,096,382	30,775
Wayfair LLC Class A (a)	330,090	104,213
Zomato Ltd. (c)	36,025,900	29,236
ZOZO, Inc.	795,721	27,039
		13,561,872
Leisure Products - 0.0%
Mattel, Inc. (a)	1,272,505	25,577
Specialty Retail - 1.7%
Academy Sports & Outdoors, Inc.	2,903,124	119,725
AutoZone, Inc. (a)	18,803	28,058
Best Buy Co., Inc.	1,292,904	148,658
Burlington Stores, Inc. (a)	305,608	98,403
Cazoo Holdings Ltd. (c)	579,926	17,807
Dick's Sporting Goods, Inc.	764,937	76,639
Lithia Motors, Inc. Class A (sub. vtg.)	170,824	58,702
Lowe's Companies, Inc.	150,955	29,281
National Vision Holdings, Inc. (a)	463,009	23,674
O'Reilly Automotive, Inc. (a)	132,334	74,929
The Home Depot, Inc.	4,252,192	1,355,982
TJX Companies, Inc.	4,073,094	274,608
Williams-Sonoma, Inc.	716,101	114,326
		2,420,792
Textiles, Apparel & Luxury Goods - 1.0%
Allbirds, Inc. (a)(c)(d)	867,565	9,378
Deckers Outdoor Corp. (a)	591,104	227,025
Dr. Martens Ltd. (a)	11,727,755	72,192
Figs, Inc. Class A (a)	464,229	23,258
Hermes International SCA	10,149	14,784
lululemon athletica, Inc. (a)	182,971	66,779
LVMH Moet Hennessy Louis Vuitton SE	52,607	41,384
NIKE, Inc. Class B	5,564,749	859,698
On Holding AG (a)(c)(d)	2,600	64,616
Paymentus Holdings, Inc. (a)	95,201	3,380
Tapestry, Inc. (a)	415,584	18,070
		1,400,564

TOTAL CONSUMER DISCRETIONARY		19,775,527

CONSUMER STAPLES - 2.5%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	922,959	215,871
Diageo PLC	1,131,007	54,208
Keurig Dr. Pepper, Inc.	2,152,293	75,847
Monster Beverage Corp. (a)	1,007,347	92,021
PepsiCo, Inc.	613,553	90,910
The Coca-Cola Co.	2,987,402	161,648
		690,505
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	2,972,448	1,176,109
Oatly Group AB ADR (a)	323,072	7,902
		1,184,011
Food Products - 0.0%
Freshpet, Inc. (a)	66,369	10,815
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	4,678,477	1,488,130
L'Oreal SA (a)	192,592	86,010
L'Oreal SA (a)	195,085	87,124
		1,661,264

TOTAL CONSUMER STAPLES		3,546,595

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canadian Natural Resources Ltd.	2,952,180	107,170
Hess Corp.	1,792,671	156,536
Reliance Industries Ltd.	4,648,739	131,942
		395,648
FINANCIALS - 12.3%
Banks - 3.2%
Bank of America Corp.	37,604,811	1,550,446
Citigroup, Inc.	2,154,214	152,411
Citizens Financial Group, Inc.	271,490	12,453
HDFC Bank Ltd.	1,274,400	25,670
HDFC Bank Ltd. sponsored ADR (a)	553,094	40,442
JPMorgan Chase & Co.	9,973,512	1,551,280
Kotak Mahindra Bank Ltd. (a)	4,574,666	104,938
M&T Bank Corp.	356,062	51,739
Royal Bank of Canada	4,233,893	428,957
Starling Bank Ltd. Series D (a)(d)	23,277,483	41,678
The Toronto-Dominion Bank	5,069,119	355,239
Wells Fargo & Co.	4,960,462	224,659
		4,539,912
Capital Markets - 1.7%
BlackRock, Inc. Class A	720,280	630,223
Brookfield Asset Management, Inc. (Canada) Class A	1,156,199	58,985
Charles Schwab Corp.	1,111,807	80,951
Goldman Sachs Group, Inc.	1,050,985	398,880
Moody's Corp.	65,356	23,683
Morgan Stanley	10,013,525	918,140
MSCI, Inc.	472,414	251,834
		2,362,696
Consumer Finance - 0.4%
American Express Co.	1,274,330	210,558
Capital One Financial Corp.	2,638,064	408,082
		618,640
Diversified Financial Services - 5.7%
23andMe Holding Co. (c)	2,026,087	21,316
23andMe Holding Co.:
Class A	382,180	4,021
Class B	10,938,109	115,080
Berkshire Hathaway, Inc. Class A (a)	19,061	7,978,954
Rapyd Financial Network 2016 Ltd. (c)(d)	340,545	25,000
		8,144,371
Insurance - 1.3%
Admiral Group PLC	6,532,357	284,098
AIA Group Ltd.	4,894,208	60,715
American International Group, Inc.	4,649,733	221,327
Arthur J. Gallagher & Co.	776,240	108,736
Brookfield Asset Management Reinsurance Partners Ltd. (a)	7,973	421
Chubb Ltd.	2,075,121	329,820
Direct Line Insurance Group PLC	3,325,574	13,111
Fairfax Financial Holdings Ltd. (sub. vtg.)	114,626	50,267
Hartford Financial Services Group, Inc.	1,452,834	90,032
Intact Financial Corp.	531,246	72,174
Oscar Health, Inc. Class A	3,116,567	63,656
Progressive Corp.	3,098,489	304,303
The Travelers Companies, Inc.	1,656,170	247,945
		1,846,605

TOTAL FINANCIALS		17,512,224

HEALTH CARE - 10.9%
Biotechnology - 1.8%
AbbVie, Inc.	5,351,713	602,817
Acceleron Pharma, Inc. (a)	136,109	17,080
Allovir, Inc. (a)	262,902	5,190
Alnylam Pharmaceuticals, Inc. (a)	16,796	2,847
BeiGene Ltd. ADR (a)	28,580	9,808
BioNTech SE ADR (a)	111,329	24,924
Cullinan Oncology, Inc.	249,695	6,430
Genmab A/S (a)	7,845	3,210
Idorsia Ltd. (a)	3,236,875	88,999
Innovent Biologics, Inc. (a)(e)	6,767,602	78,926
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(d)	105,983	0
Intellia Therapeutics, Inc. (a)	576,800	93,390
Kodiak Sciences, Inc. (a)	77,243	7,184
Moderna, Inc. (a)	275,678	64,779
Regeneron Pharmaceuticals, Inc. (a)	1,957,086	1,093,111
Vertex Pharmaceuticals, Inc. (a)	1,540,951	310,702
Zai Lab Ltd. (a)	532,250	93,897
Zai Lab Ltd. ADR (a)	327,845	58,025
		2,561,319
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	2,278,545	264,152
Align Technology, Inc. (a)	137,725	84,150
Danaher Corp.	3,967,729	1,064,780
DexCom, Inc. (a)	126,352	53,952
Edwards Lifesciences Corp. (a)	2,294,983	237,691
Envista Holdings Corp. (a)	2,260,645	97,682
Hologic, Inc. (a)	1,159,377	77,354
Intuitive Surgical, Inc. (a)	639,848	588,430
Medtronic PLC	1,783,001	221,324
Sonova Holding AG Class B	241,492	90,829
Stryker Corp.	166,662	43,287
Venus MedTech Hangzhou, Inc. (H Shares) (a)(e)	1,726,010	14,394
West Pharmaceutical Services, Inc.	89,880	32,276
		2,870,301
Health Care Providers & Services - 3.7%
Alignment Healthcare, Inc. (a)	164,606	3,847
AmerisourceBergen Corp.	576,191	65,968
Anthem, Inc.	34,914	13,330
Cano Health LLC (c)	5,743,745	66,024
Centene Corp. (a)	182,854	13,336
CVS Health Corp.	634,076	52,907
dentalcorp Holdings Ltd. (a)	3,250,138	43,157
Guardant Health, Inc. (a)	224,600	27,893
HCA Holdings, Inc.	886,892	183,356
Henry Schein, Inc. (a)	739,120	54,835
Humana, Inc.	218,168	96,587
Laboratory Corp. of America Holdings (a)	76,409	21,077
LifeStance Health Group, Inc.	1,107,994	30,869
McKesson Corp.	126,711	24,232
Oak Street Health, Inc. (a)	1,415,958	82,933
Option Care Health, Inc. (a)	1,986,672	43,449
Owens & Minor, Inc.	812,198	34,380
Patterson Companies, Inc.	3,087,852	93,840
Surgery Partners, Inc. (a)	682,683	45,480
UnitedHealth Group, Inc.	10,835,018	4,338,775
		5,336,275
Health Care Technology - 0.1%
Doximity, Inc.	362,548	21,100
Veeva Systems, Inc. Class A (a)	275,776	85,753
		106,853
Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc. Class A (a)	227,843	146,797
Bruker Corp.	188,239	14,302
Charles River Laboratories International, Inc. (a)	78,188	28,923
Eurofins Scientific SA	913,365	104,403
IQVIA Holdings, Inc. (a)	778,772	188,712
Maravai LifeSciences Holdings, Inc.	2,649,341	110,557
Mettler-Toledo International, Inc. (a)	459,608	636,713
Thermo Fisher Scientific, Inc.	993,300	501,090
Waters Corp. (a)	268,461	92,783
WuXi AppTec Co. Ltd. (H Shares) (e)	986,700	23,040
		1,847,320
Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	2,700,538	180,450
Eli Lilly & Co.	6,278,440	1,441,028
Hansoh Pharmaceutical Group Co. Ltd. (e)	6,421,375	28,119
Horizon Therapeutics PLC (a)	4,328,560	405,326
Jazz Pharmaceuticals PLC (a)	1,055,388	187,479
Nuvation Bio, Inc. (c)	3,572,265	33,258
Nuvation Bio, Inc.	7,016,001	62,053
Royalty Pharma PLC	4,026,756	165,057
Supernus Pharmaceuticals, Inc. (a)	575,576	17,722
UCB SA	501,529	52,428
Zoetis, Inc. Class A	1,297,662	241,832
		2,814,752

TOTAL HEALTH CARE		15,536,820

INDUSTRIALS - 4.0%
Aerospace & Defense - 0.3%
HEICO Corp. Class A	646,292	80,257
Northrop Grumman Corp.	328,720	119,467
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	347,648	146,009
Class C (a)(c)(d)	12,991	5,456
TransDigm Group, Inc. (a)	59,317	38,395
		389,584
Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.	183,897	23,281
FedEx Corp.	315,690	94,180
United Parcel Service, Inc. Class B	4,590,889	954,767
XPO Logistics, Inc. (a)	196,169	27,442
		1,099,670
Airlines - 0.0%
Southwest Airlines Co. (a)	300,625	15,960
Building Products - 0.6%
Carrier Global Corp.	1,924,198	93,516
Fortune Brands Home & Security, Inc.	3,577,409	356,346
Toto Ltd.	3,228,115	167,079
Trane Technologies PLC	1,067,532	196,575
		813,516
Commercial Services & Supplies - 0.4%
Cintas Corp.	636,050	242,971
Clean TeQ Water Pty Ltd. (a)	2,228,199	134
GFL Environmental, Inc. (b)	1,657,446	52,906
Sunrise Energy Metals Ltd. (a)(b)	4,456,399	5,982
TulCo LLC (a)(c)(d)(f)	140,771	236,688
		538,681
Electrical Equipment - 0.3%
Acuity Brands, Inc.	191,477	35,812
AMETEK, Inc.	339,633	45,341
Generac Holdings, Inc. (a)	135,999	56,460
Vertiv Holdings Co.	579,112	15,810
Vestas Wind Systems A/S	8,631,725	336,942
		490,365
Industrial Conglomerates - 0.4%
3M Co.	67,399	13,387
General Electric Co.	42,228,157	568,391
Honeywell International, Inc.	167,967	36,844
		618,622
Machinery - 0.5%
Deere & Co.	985,131	347,466
IDEX Corp.	72,905	16,043
Illinois Tool Works, Inc.	106,861	23,890
Ingersoll Rand, Inc. (a)	957,115	46,717
Kornit Digital Ltd. (a)	40,317	5,013
Nordson Corp.	48,366	10,617
Otis Worldwide Corp.	1,419,959	116,110
PACCAR, Inc.	1,326,079	118,353
Pentair PLC	392,199	26,470
		710,679
Professional Services - 0.2%
Clarivate Analytics PLC (a)	2,750,845	75,731
Equifax, Inc.	430,318	103,065
Recruit Holdings Co. Ltd.	274,481	13,460
Thomson Reuters Corp.	705,289	70,057
		262,313
Road & Rail - 0.5%
Canadian Pacific Railway Ltd.	5,330,394	409,885
J.B. Hunt Transport Services, Inc.	339,711	55,356
Union Pacific Corp.	1,551,130	341,140
		806,381

TOTAL INDUSTRIALS		5,745,771

INFORMATION TECHNOLOGY - 30.7%
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	21,888,237	1,497,374
CDW Corp.	331,958	57,976
Keysight Technologies, Inc. (a)	287,171	44,342
Samsung SDI Co. Ltd.	108,314	66,905
Zebra Technologies Corp. Class A (a)	263,777	139,667
		1,806,264
IT Services - 7.1%
Accenture PLC Class A	3,309,720	975,672
Adyen BV (a)(e)	171,004	419,358
Affirm Holdings, Inc. (b)	235,872	15,886
Affirm Holdings, Inc.	4,910,940	314,214
ASAC II LP (a)(c)(d)	39,494,500	6,635
MasterCard, Inc. Class A	3,600,726	1,314,589
MongoDB, Inc. Class A (a)	659,256	238,334
Okta, Inc. (a)	2,211,048	540,999
PayPal Holdings, Inc. (a)	7,386,375	2,152,981
Shopify, Inc. Class A (a)	623,782	912,259
Snowflake Computing, Inc.	88,406	21,377
Square, Inc. (a)	41,969	10,232
Twilio, Inc. Class A (a)	396,412	156,250
Visa, Inc. Class A (b)	12,960,732	3,030,478
		10,109,264
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc. (a)	7,253,947	681,363
Analog Devices, Inc.	2,196,102	378,081
Applied Materials, Inc.	2,154,074	306,740
ASML Holding NV	128,994	89,114
Intel Corp.	432,703	24,292
Lam Research Corp.	1,193,270	776,461
Lattice Semiconductor Corp. (a)	1,565,522	87,951
Marvell Technology, Inc.	1,968,308	114,811
NVIDIA Corp.	4,148,934	3,319,562
NXP Semiconductors NV	172,835	35,556
Qorvo, Inc. (a)	1,716,596	335,852
Qualcomm, Inc.	13,435,097	1,920,278
Semtech Corp. (a)	588,412	40,483
Silergy Corp.	110,000	14,933
Skyworks Solutions, Inc.	1,440,947	276,302
Synaptics, Inc. (a)(g)	2,227,897	346,616
Texas Instruments, Inc.	649,438	124,887
		8,873,282
Software - 12.8%
Adobe, Inc. (a)	5,637,741	3,301,687
Atlassian Corp. PLC (a)	2,156,620	553,949
Cadence Design Systems, Inc. (a)	1,270,875	173,881
Clear Secure, Inc.	334,551	13,382
Cloudflare, Inc. (a)	8,028,216	849,706
Crowdstrike Holdings, Inc. (a)	379,389	95,344
DiDi Global, Inc. ADR	173,839	2,458
DocuSign, Inc. (a)	274,382	76,709
Dropbox, Inc. Class A (a)	3,833,042	116,180
Duck Creek Technologies, Inc. (a)(b)	837,525	36,441
Dynatrace, Inc. (a)	2,247,113	131,276
Epic Games, Inc. (c)(d)	123,700	109,475
Fortinet, Inc. (a)	140,112	33,373
HubSpot, Inc. (a)	50,229	29,269
Intuit, Inc.	966,722	473,858
Microsoft Corp.	28,777,622	7,795,858
Monday.com Ltd.	76,970	17,210
Qualtrics International, Inc.	667,629	25,537
Salesforce.com, Inc. (a)	15,931,148	3,891,502
SentinelOne, Inc.	441,800	18,777
ServiceNow, Inc. (a)	318,864	175,232
Stripe, Inc. Class B (a)(c)(d)	455,600	18,281
SUSE SA (a)	642,580	25,182
Tanium, Inc. Class B (a)(c)(d)	6,742,751	76,530
UiPath, Inc. Class A (a)(b)	99,539	6,762
Workday, Inc. Class A (a)	34,244	8,175
Xero Ltd. (a)	397,290	40,849
Zoom Video Communications, Inc. Class A (a)	55,642	21,535
Zscaler, Inc. (a)	245,560	53,056
		18,171,474
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	33,273,279	4,557,108
Dell Technologies, Inc. (a)	1,427,344	142,263
Samsung Electronics Co. Ltd.	529,180	37,792
		4,737,163

TOTAL INFORMATION TECHNOLOGY		43,697,447

MATERIALS - 2.4%
Chemicals - 0.7%
Akzo Nobel NV	105,685	13,058
Celanese Corp. Class A	83,655	12,682
Growmax Resources Corp. (a)(d)(e)	2,860,000	127
PPG Industries, Inc.	777,180	131,942
Sherwin-Williams Co.	3,008,902	819,775
Westlake Chemical Corp.	797,167	71,817
		1,049,401
Containers & Packaging - 0.1%
Sealed Air Corp.	241,596	14,315
Silgan Holdings, Inc.	1,486,750	61,700
WestRock Co.	218,337	11,620
		87,635
Metals & Mining - 1.6%
ArcelorMittal SA Class A unit	2,217,999	68,891
B2Gold Corp.	45,166,130	189,467
Barrick Gold Corp. (Canada)	11,686,527	241,725
Cleveland-Cliffs, Inc. (a)	3,090,272	66,626
First Quantum Minerals Ltd.	981,716	22,626
Franco-Nevada Corp.	4,162,248	604,023
Freeport-McMoRan, Inc.	7,288,816	270,488
Gatos Silver, Inc.	2,753,772	48,163
Ivanhoe Electric, Inc. (d)	14,154,085	11,748
Ivanhoe Mines Ltd. (a)	42,482,705	306,728
Ivanhoe Mines Ltd. (a)(e)	12,238,661	88,364
Lundin Gold, Inc. (a)	1,508,347	12,667
Newmont Corp.	879,887	55,767
Novagold Resources, Inc. (a)	6,793,504	54,475
Nucor Corp.	1,919,010	184,091
Osisko Gold Royalties Ltd.	684,830	9,386
POSCO sponsored ADR	155,754	11,957
Steel Dynamics, Inc.	1,145,579	68,277
Wheaton Precious Metals Corp.	354,811	15,640
		2,331,109

TOTAL MATERIALS		3,468,145

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equity Commonwealth	1,726,727	45,240
Prologis (REIT), Inc.	570,858	68,235
		113,475
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. (a)	6,865,046	69,818
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	1,740,587	45,377

TOTAL UTILITIES		115,195

TOTAL COMMON STOCKS
(Cost $47,156,097)		139,573,692

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (c)(d)	337,463	1,628
Series C (c)(d)	1,327,879	6,405
Rivian Automotive, Inc. Series F (c)(d)	954,421	35,170
		43,203
Internet & Direct Marketing Retail - 0.0%
GoBrands, Inc. Series G (c)(d)	55,517	13,864
Reddit, Inc. Series E (c)(d)	165,300	7,021
		20,885
Specialty Retail - 0.1%
Aurora Innovation, Inc. Series B (a)(c)(d)	2,121,140	41,702
Fanatics, Inc. Series E (c)(d)	1,673,822	58,366
		100,068
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	342,405	3,701
Series B (a)(c)(d)	60,155	650
Series C (a)(c)(d)	574,905	6,215
Series Seed (a)(c)(d)	183,970	1,989
		12,555
TOTAL CONSUMER DISCRETIONARY		176,711
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (c)(d)	226,491	13,646
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Acrisure Holdings, Inc. Series B (c)(d)	379,681	6,918
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(d)	3,224,900	13,528
Intarcia Therapeutics, Inc. Series CC (a)(c)(d)	2,100,446	0
		13,528
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (a)(c)(d)	35,877,127	1,409
Lyra Health, Inc.:
Series E (c)(d)	1,478,100	23,213
Series F (c)(d)	69,520	1,092
		25,714
TOTAL HEALTH CARE		39,242
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.4%
Relativity Space, Inc.:
Series D (c)(d)	1,673,085	38,205
Series E (c)(d)	436,722	9,973
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	558,215	234,445
Series H (a)(c)(d)	120,282	50,517
Series N (c)(d)	428,458	179,948
		513,088
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (c)(d)	1,317,166	47,418
Commercial Services & Supplies - 0.1%
ZenPayroll, Inc. Series D (a)(c)(d)	2,436,137	49,088
Transportation Infrastructure - 0.0%
Delhivery Pvt Ltd. Series H (c)(d)	55,947	26,824
TOTAL INDUSTRIALS		636,418
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
ByteDance Ltd. Series E1 (c)(d)	653,587	77,600
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. Series C1 (c)(d)	200,200	11,903
Software - 0.1%
ASAPP, Inc. Series C (c)(d)	1,300,504	8,580
Carbon, Inc.:
Series D (a)(c)(d)	915,425	34,804
Series E (a)(c)(d)	81,735	3,147
Delphix Corp. Series D (a)(c)(d)	3,712,687	23,019
Nuro, Inc. Series C (c)(d)	3,293,118	42,990
Stripe, Inc. Series H (c)(d)	190,300	7,636
		120,176
TOTAL INFORMATION TECHNOLOGY		209,679
MATERIALS - 0.0%
Metals & Mining - 0.0%
High Power Exploration, Inc. Series A (a)(c)(d)	14,154,085	62,844
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc.:
Series E (a)(c)	3,913,164	35,484
Series F (a)(c)	253,732	2,301
		37,785

TOTAL CONVERTIBLE PREFERRED STOCKS		1,183,243

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Cazoo Holdings Ltd.:
Series A (c)	18,932	581
Series B (c)	331,469	10,178
Series C (c)	6,729	207
Series D (c)	1,184,131	36,360
		47,326
TOTAL PREFERRED STOCKS
(Cost $951,697)		1,230,569
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (c)(d)(h)	17,195	17,195
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21 (c)(d)	9,273	12,627
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (c)(d)(h)	11,130	11,130
TOTAL PREFERRED SECURITIES
(Cost $37,598)		40,952
	Shares	Value (000s)

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.06% (i)	1,753,636,386	1,753,987
Fidelity Securities Lending Cash Central Fund 0.06% (i)(j)	433,028,340	433,072
TOTAL MONEY MARKET FUNDS
(Cost $2,187,057)		2,187,059
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $50,332,449)		143,032,272
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(765,493)
NET ASSETS - 100%		$142,266,779

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,248,610,000 or 1.6% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $737,339,000 or 0.5% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated company

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe Holding Co.	2/3/21	$20,261
Acrisure Holdings, Inc. Series B	3/22/21	$6,918
Allbirds, Inc.	10/9/18	$9,515
Allbirds, Inc. Series A	10/9/18	$3,755
Allbirds, Inc. Series B	10/9/18	$660
Allbirds, Inc. Series C	10/9/18	$6,305
Allbirds, Inc. Series Seed	10/9/18	$2,018
ASAC II LP	10/10/13	$3,041
ASAPP, Inc. Series C	4/30/21	$8,580
Aurora Innovation, Inc. Series B	3/1/19	$19,600
Bowery Farming, Inc. Series C1	5/18/21	$13,646
ByteDance Ltd. Series E1	11/18/20	$71,616
Cano Health LLC	11/11/20	$57,437
Carbon, Inc. Series D	12/15/17	$21,376
Carbon, Inc. Series E	3/22/19	$2,288
Cazoo Holdings Ltd.	9/30/20	$7,951
Cazoo Holdings Ltd. Series A	9/30/20	$260
Cazoo Holdings Ltd. Series B	9/30/20	$4,544
Cazoo Holdings Ltd. Series C	9/30/20	$92
Cazoo Holdings Ltd. Series D	9/30/20	$16,234
Circle Internet Financial Ltd. 0%	5/11/21	$17,195
Coupang Corp. unit	6/12/20	$18,669
Delhivery Pvt Ltd. Series H	5/20/21	$27,309
Delphix Corp. Series D	7/10/15	$33,414
ElevateBio LLC Series C	3/9/21	$13,528
Epic Games, Inc.	7/13/20 - 7/30/20	$71,128
Fanatics, Inc. Series E	8/13/20	$28,940
Get Heal, Inc. Series B	11/7/16	$10,944
GoBrands, Inc. Series G	3/2/21	$13,864
High Power Exploration, Inc. Series A	11/15/19 - 3/4/21	$62,844
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Intarcia Therapeutics, Inc. 6% 7/18/21	1/3/20	$9,273
Lyra Health, Inc. Series E	1/14/21	$13,534
Lyra Health, Inc. Series F	6/4/21	$1,092
Nuro, Inc. Series C	10/30/20	$42,990
Nuvation Bio, Inc.	2/10/21	$35,723
On Holding AG	2/6/20	$23,693
Rad Power Bikes, Inc.	1/21/21	$12,486
Rad Power Bikes, Inc. Series A	1/21/21	$1,628
Rad Power Bikes, Inc. Series C	1/21/21	$6,405
Rapyd Financial Network 2016 Ltd.	3/30/21	$25,000
Reddit, Inc. Series E	5/18/21	$7,021
Relativity Space, Inc. Series D	11/20/20	$24,974
Relativity Space, Inc. Series E	5/27/21	$9,973
Rivian Automotive, Inc. Series F	1/19/21	$35,170
Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	$52,558
Space Exploration Technologies Corp. Class C	9/11/17	$1,754
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Space Exploration Technologies Corp. Series H	8/4/17	$16,238
Space Exploration Technologies Corp. Series N	8/4/20	$115,684
Stripe, Inc. Class B	5/18/21	$18,282
Stripe, Inc. Series H	3/15/21	$7,636
Tanium, Inc. Class B	4/21/17 - 9/18/20	$57,901
Tenstorrent, Inc. Series C1	4/23/21	$11,903
Tenstorrent, Inc. 0%	4/23/21	$11,130
TulCo LLC	8/24/17 - 9/7/18	$51,985
WeWork Companies, Inc. Series E	6/23/15	$128,702
WeWork Companies, Inc. Series F	12/1/16	$12,735
ZenPayroll, Inc. Series D	7/16/19	$32,431
Zipline International, Inc. Series E	12/21/20	$42,978
Zomato Ltd.	12/9/20 - 2/5/21	$22,002

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$627
Fidelity Securities Lending Cash Central Fund	811
Total	$1,438

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,128,522	$10,197,629	$9,572,173	$9	$--	$1,753,987	2.9%
Fidelity Securities Lending Cash Central Fund 0.06%	453,834	1,411,885	1,432,647	--	--	433,072	1.3%
Total	$1,582,356	$11,609,514	$11,004,820	$9	$--	$2,187,059

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Sunrise Energy Metals Ltd.	$9,033	$--	$473	$--	$53	$(1,929)	$--
Synaptics, Inc.	211,308	20,144	14,325	--	8,270	121,219	346,616
Total	$220,341	$20,144	$14,798	$--	$8,323	$119,290	$346,616

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$29,666,845	$29,540,454	$126,391	$--
Consumer Discretionary	19,999,564	18,948,380	787,993	263,191
Consumer Staples	3,560,241	3,319,253	227,342	13,646
Energy	395,648	395,648	--	--
Financials	17,519,142	17,180,758	264,788	73,596
Health Care	15,576,062	15,314,846	221,974	39,242
Industrials	6,382,189	5,344,158	13,460	1,024,571
Information Technology	43,907,126	42,752,954	733,572	420,600
Materials	3,530,989	3,456,270	--	74,719
Real Estate	151,260	113,475	37,785	--
Utilities	115,195	115,195	--	--
Preferred Securities	40,952	--	--	40,952
Money Market Funds	2,187,059	2,187,059	--	--
Total Investments in Securities:	$143,032,272	$138,668,450	$2,413,305	$1,950,517
Net unrealized depreciation on unfunded commitments	$(7,031)	$--	$(7,031)	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$1,468,818
Net Realized Gain (Loss) on Investment Securities	32,378
Net Unrealized Gain (Loss) on Investment Securities	540,165
Cost of Purchases	345,843
Proceeds of Sales	(64,263)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(372,424)
Ending Balance	$1,950,517
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2021	$539,435

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $419,999) — See accompanying schedule: Unaffiliated issuers (cost $47,986,043)	$140,498,597
Fidelity Central Funds (cost $2,187,057)	2,187,059
Other affiliated issuers (cost $159,349)	346,616
Total Investment in Securities (cost $50,332,449)		$143,032,272
Cash		637
Restricted cash		11,374
Foreign currency held at value (cost $3,621)		3,620
Receivable for investments sold		179,499
Receivable for fund shares sold		50,525
Dividends receivable		25,211
Distributions receivable from Fidelity Central Funds		356
Other receivables		7,634
Total assets		143,311,128
Liabilities
Payable for investments purchased	$268,668
Unrealized depreciation on unfunded commitments	7,031
Payable for fund shares redeemed	217,154
Accrued management fee	80,813
Other affiliated payables	12,467
Other payables and accrued expenses	25,327
Collateral on securities loaned	432,889
Total liabilities		1,044,349
Net Assets		$142,266,779
Net Assets consist of:
Paid in capital		$37,064,428
Total accumulated earnings (loss)		105,202,351
Net Assets		$142,266,779
Net Asset Value and Maximum Offering Price
Contrafund:
Net Asset Value, offering price and redemption price per share ($122,805,759 ÷ 6,546,815 shares)		$18.76
Class K:
Net Asset Value, offering price and redemption price per share ($19,461,020 ÷ 1,034,824 shares)		$18.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$381,167
Income from Fidelity Central Funds (including $811 from security lending)		1,438
Total income		382,605
Expenses
Management fee
Basic fee	$357,334
Performance adjustment	113,851
Transfer agent fees	71,721
Accounting fees	2,004
Custodian fees and expenses	671
Independent trustees' fees and expenses	228
Registration fees	290
Audit	140
Legal	72
Miscellaneous	374
Total expenses before reductions	546,685
Expense reductions	(2,775)
Total expenses after reductions		543,910
Net investment income (loss)		(161,305)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $14,196)	13,181,587
Fidelity Central Funds	9
Other affiliated issuers	8,323
Foreign currency transactions	(322)
Total net realized gain (loss)		13,189,597
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $16,352)	5,326,757
Other affiliated issuers	119,290
Unfunded commitments	(7,031)
Assets and liabilities in foreign currencies	(215)
Total change in net unrealized appreciation (depreciation)		5,438,801
Net gain (loss)		18,628,398
Net increase (decrease) in net assets resulting from operations		$18,467,093

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(161,305)	$(270,970)
Net realized gain (loss)	13,189,597	15,703,640
Change in net unrealized appreciation (depreciation)	5,438,801	19,594,631
Net increase (decrease) in net assets resulting from operations	18,467,093	35,027,301
Distributions to shareholders	(3,148,487)	(10,341,456)
Share transactions - net increase (decrease)	(9,347,085)	(8,115,065)
Total increase (decrease) in net assets	5,971,521	16,570,780
Net Assets
Beginning of period	136,295,258	119,724,478
End of period	$142,266,779	$136,295,258

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Contrafund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A	2017 A	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$16.77	$13.71	$11.01	$12.24	$9.85	$9.89
Income from Investment Operations
Net investment income (loss)B	(.02)	(.04)	–C	–C	.01	.03
Net realized and unrealized gain (loss)	2.41	4.44	3.27	(.22)	3.14	.31
Total from investment operations	2.39	4.40	3.27	(.22)	3.15	.34
Distributions from net investment income	–	–	–	–	(.01)	(.03)
Distributions from net realized gain	(.40)	(1.34)	(.57)	(1.01)	(.75)	(.35)
Total distributions	(.40)	(1.34)	(.57)	(1.01)	(.76)	(.38)
Net asset value, end of period	$18.76	$16.77	$13.71	$11.01	$12.24	$9.85
Total ReturnD,E	14.45%	32.58%	29.98%	(2.13)%	32.21%	3.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	.82%H	.86%	.85%	.82%	.74%	.68%
Expenses net of fee waivers, if any	.82%H	.86%	.85%	.81%	.74%	.68%
Expenses net of all reductions	.81%H	.85%	.85%	.81%	.74%	.68%
Net investment income (loss)	(.25)%H	(.23)%	(.02)%	.01%	.08%	.29%
Supplemental Data
Net assets, end of period (in millions)	$122,806	$113,100	$97,098	$82,628	$89,874	$73,035
Portfolio turnover rateI,J	31%H	32%	26%	32%	29%	41%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Contrafund Class K

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018 A	2017 A	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$16.81	$13.73	$11.01	$12.24	$9.84	$9.88
Income from Investment Operations
Net investment income (loss)B	(.02)	(.02)	.01	.01	.02	.04
Net realized and unrealized gain (loss)	2.42	4.44	3.28	(.23)	3.14	.31
Total from investment operations	2.40	4.42	3.29	(.22)	3.16	.35
Distributions from net investment income	–	–	–	–	(.02)	(.04)
Distributions from net realized gain	(.40)	(1.34)	(.57)	(1.01)	(.74)	(.35)
Total distributions	(.40)	(1.34)	(.57)	(1.01)	(.76)	(.39)
Net asset value, end of period	$18.81	$16.81	$13.73	$11.01	$12.24	$9.84
Total ReturnC,D	14.47%	32.68%	30.17%	(2.07)%	32.34%	3.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.78%	.77%	.73%	.65%	.58%
Expenses net of fee waivers, if any	.74%G	.78%	.76%	.73%	.65%	.58%
Expenses net of all reductions	.74%G	.78%	.76%	.72%	.65%	.58%
Net investment income (loss)	(.17)%G	(.16)%	.06%	.10%	.17%	.39%
Supplemental Data
Net assets, end of period (in millions)	$19,461	$23,196	$22,626	$25,502	$32,699	$29,031
Portfolio turnover rateH,I	31%G	32%	26%	32%	29%	41%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$1,909,565	Market comparable	Enterprise value/Sales multiple (EV/S)	2.7 – 27.6/7.3	Increase
			Discount rate	13.8% - 57.1%/36.6%	Decrease
			Premium rate	7.8% - 483.5%/172.6%	Increase
			Discount for lack of marketability	20.0%	Decrease
			Conversion ratio	1.0	Increase
		Recovery value	Recovery value	0.0% - 0.2%/0.2%	Increase
		Market approach	Transaction price	$0.03 - $885.00/$310.33	Increase
			Parity price	$0.83 - $4.44/$3.87	Increase
Preferred Securities	$40,952	Recovery value	Recovery value	127.2%	Increase
		Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Contrafund	$6,518

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred Trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$92,830,088
Gross unrealized depreciation	(505,577)
Net unrealized appreciation (depreciation)	$92,324,511
Tax cost	$50,700,730

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Contrafund	248,062.17

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Contrafund	20,852,283	29,023,703

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Contrafund	293,065	3,538,171	5,071,454	Contrafund, Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Contrafund	180,084	1,990,002	2,741,984	Class K

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Contrafund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Contrafund	$67,338.12
Class K	4,383.04
	$71,721

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Contrafund	–(a)

 (a) Amount represents less than .005%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Contrafund	$357

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Contrafund	960,666	2,314,056

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in the Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Contrafund	$134

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Contrafund	$81	$24	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $2,573 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $202.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
Fidelity Contrafund
Distributions to shareholders
Contrafund	$2,652,614	$8,564,833
Class K	495,873	1,776,623
Total	$3,148,487	$10,341,456

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
Fidelity Contrafund
Contrafund
Shares sold	243,511	595,726	$4,214,233	$8,778,483
Reinvestment of distributions	143,340	497,404	2,485,520	8,005,656
Shares redeemed	(582,459)	(1,433,309)	(10,021,238)	(21,006,503)
Net increase (decrease)	(195,608)	(340,179)	$(3,321,485)	$(4,222,364)
Class K
Shares sold	78,282	262,661	$1,352,787	$3,878,994
Reinvestment of distributions	28,531	110,301	495,871	1,776,528
Shares redeemed	(451,835)	(641,608)	(7,874,258)	(9,548,223)
Net increase (decrease)	(345,022)	(268,646)	$(6,025,600)	$(3,892,701)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Contrafund
Contrafund	.82%
Actual		$1,000.00	$1,144.50	$4.36
Hypothetical-C		$1,000.00	$1,020.73	$4.11
Class K	.74%
Actual		$1,000.00	$1,144.70	$3.94
Hypothetical-C		$1,000.00	$1,021.12	$3.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Contrafund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Contrafund

2020 Total Return % vs. Morningstar Custom Large/Mid Value Blend Growth and S&P 500:
75% beaten
25% beaten
Benchmark
Class K
Retail Class
40.0
30.0
20.0
10.0
0.0
-10.0
35.1
35.1
22.8
15.1
-3.4
80.0
60.0
40.0
20.0
0.0
66.7
66.3
52.4
41.5
8.5
140.0
120.0
100.0
80.0
60.0
40.0
127.4
126.4
99.6
93.8
42.2
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	90%	86%	87%
Class K	90%	86%	88%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Contrafund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of a representative class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the retail class ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

CON-SANN-0821
1.705711.123

Fidelity Advisor® New Insights Fund

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2021

% of fund's net assets
Facebook, Inc. Class A	9.4
Amazon.com, Inc.	7.6
Alphabet, Inc. Class A	5.6
Microsoft Corp.	5.1
Berkshire Hathaway, Inc. Class A	4.0
NVIDIA Corp.	3.6
Adobe, Inc.	2.4
Netflix, Inc.	2.3
Salesforce.com, Inc.	2.3
UnitedHealth Group, Inc.	2.1
44.4

Top Five Market Sectors as of June 30, 2021

% of fund's net assets
Information Technology	28.6
Communication Services	20.4
Consumer Discretionary	14.9
Financials	11.8
Health Care	11.4

Asset Allocation (% of fund's net assets)

As of June 30, 2021 *
Stocks	97.8%
Convertible Securities	1.0%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 10.5%

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 20.4%
Entertainment - 3.0%
Activision Blizzard, Inc.	260,676	$24,879
Cinemark Holdings, Inc. (a)(b)	495,700	10,881
Netflix, Inc. (a)	1,141,019	602,698
Nintendo Co. Ltd.	20,100	11,631
Roblox Corp. (a)(b)	54,700	4,922
Sea Ltd. ADR (a)	101,300	27,817
Spotify Technology SA (a)	78,068	21,515
The Walt Disney Co. (a)	401,600	70,589
World Wrestling Entertainment, Inc. Class A (b)	34,200	1,980
		776,912
Interactive Media & Services - 16.0%
Alphabet, Inc.:
Class A (a)	601,896	1,469,704
Class C (a)	36,941	92,586
Bumble, Inc. (b)	194,500	11,203
Facebook, Inc. Class A (a)	7,080,165	2,461,849
Match Group, Inc. (a)	38,351	6,184
NAVER Corp.	11,571	4,275
Snap, Inc. Class A (a)	2,115,000	144,116
Tencent Holdings Ltd.	105,900	7,973
Twitter, Inc. (a)	77,500	5,333
Zoominfo Technologies, Inc.	39,200	2,045
		4,205,268
Media - 0.7%
Charter Communications, Inc. Class A (a)	101,501	73,228
Comcast Corp. Class A	941,500	53,684
Discovery Communications, Inc. Class A (a)(b)	106,600	3,270
Endeavor Group Holdings, Inc. (a)(b)	168,300	4,664
Endeavor Group Holdings, Inc. (a)	1,385,939	34,564
Liberty Media Corp. Liberty Formula One Group Series C (a)	123,700	5,964
TechTarget, Inc. (a)	23,055	1,787
		177,161
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	1,330,063	192,633

TOTAL COMMUNICATION SERVICES		5,351,974

CONSUMER DISCRETIONARY - 14.6%
Automobiles - 0.7%
General Motors Co. (a)	1,808,677	107,019
Harley-Davidson, Inc.	206,800	9,476
Hyundai Motor Co.	102,200	21,661
Rad Power Bikes, Inc. (c)(d)	474,452	2,289
Tesla, Inc. (a)	2,755	1,873
Toyota Motor Corp.	457,600	40,001
XPeng, Inc. Class A (a)	449,000	9,542
		191,861
Hotels, Restaurants & Leisure - 0.4%
Airbnb, Inc. Class A	13,100	2,006
Caesars Entertainment, Inc. (a)	133,200	13,820
Chipotle Mexican Grill, Inc. (a)	12,268	19,020
Evolution Gaming Group AB (e)	79,976	12,638
Hilton Worldwide Holdings, Inc. (a)	496,100	59,840
McDonald's Corp.	8,500	1,963
		109,287
Household Durables - 0.9%
Blu Investments LLC (c)(d)	98,215,581	30
D.R. Horton, Inc.	880,575	79,578
Garmin Ltd.	162,027	23,436
Lennar Corp. Class A	318,600	31,653
Mohawk Industries, Inc. (a)	84,504	16,241
NVR, Inc. (a)	7,497	37,285
Purple Innovation, Inc. (a)	519,010	13,707
Sony Group Corp.	91,200	8,843
Tempur Sealy International, Inc.	84,000	3,292
Whirlpool Corp.	45,700	9,964
		224,029
Internet & Direct Marketing Retail - 9.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	292,600	66,356
Amazon.com, Inc. (a)	581,034	1,998,850
Coupang Corp. unit (c)	334,606	13,294
Coupang, Inc. Class A (a)(b)	204,400	8,548
Deliveroo PLC	4,976,200	18,860
Deliveroo PLC (a)(b)(e)	1,751,200	6,986
Doordash, Inc. (b)	157,075	28,011
eBay, Inc.	1,502,500	105,491
Global-e Online Ltd. (a)	221,134	12,622
Kanzhun Ltd. ADR (b)	112,900	4,476
Marqeta, Inc. Class A	185,100	5,196
MercadoLibre, Inc. (a)	8,200	12,774
Pinduoduo, Inc. ADR (a)	197,500	25,086
Porch Group, Inc. Class A (a)	548,100	10,600
Wayfair LLC Class A (a)	102,271	32,288
Zomato Ltd. (c)	6,787,100	5,508
ZOZO, Inc.	136,100	4,625
		2,359,571
Leisure Products - 0.0%
Mattel, Inc. (a)	185,300	3,725
Multiline Retail - 0.1%
Kohl's Corp.	187,100	10,311
Nordstrom, Inc. (a)	698,400	25,540
		35,851
Specialty Retail - 2.0%
Academy Sports & Outdoors, Inc.	495,806	20,447
American Eagle Outfitters, Inc.	443,300	16,637
Auto1 Group SE (e)	51,600	2,267
AutoZone, Inc. (a)	2,800	4,178
Best Buy Co., Inc.	209,051	24,037
Burlington Stores, Inc. (a)	50,200	16,164
Cazoo Holdings Ltd. (c)	87,049	2,673
Dick's Sporting Goods, Inc.	261,873	26,237
Floor & Decor Holdings, Inc. Class A (a)	347,700	36,752
Lithia Motors, Inc. Class A (sub. vtg.)	28,168	9,680
Lowe's Companies, Inc.	285,200	55,320
National Vision Holdings, Inc. (a)	82,900	4,239
O'Reilly Automotive, Inc. (a)	21,593	12,226
The Home Depot, Inc.	702,763	224,104
TJX Companies, Inc.	611,600	41,234
Williams-Sonoma, Inc.	115,800	18,487
		514,682
Textiles, Apparel & Luxury Goods - 1.5%
Allbirds, Inc. (a)(c)(d)	189,420	2,048
Brunello Cucinelli SpA (a)	1,802,600	105,418
Capri Holdings Ltd. (a)	345,100	19,736
China Hongxing Sports Ltd. (a)(d)	5,977,800	252
Deckers Outdoor Corp. (a)	94,692	36,368
Dr. Martens Ltd. (a)	2,078,700	12,796
Figs, Inc. Class A (a)	85,200	4,269
Hermes International SCA	1,844	2,686
lululemon athletica, Inc. (a)	32,471	11,851
LVMH Moet Hennessy Louis Vuitton SE	23,139	18,202
NIKE, Inc. Class B	694,317	107,265
Paymentus Holdings, Inc. (a)	17,790	632
PVH Corp. (a)	243,390	26,186
Tapestry, Inc. (a)	863,229	37,533
		385,242

TOTAL CONSUMER DISCRETIONARY		3,824,248

CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Constellation Brands, Inc. Class A (sub. vtg.)	145,300	33,984
Diageo PLC	164,200	7,870
Keurig Dr. Pepper, Inc.	337,900	11,908
Monster Beverage Corp. (a)	173,428	15,843
The Coca-Cola Co.	111,400	6,028
		75,633
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	463,547	183,412
Oatly Group AB ADR (a)	80,500	1,969
		185,381
Food Products - 0.0%
Freshpet, Inc. (a)	12,532	2,042
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	473,570	150,633
L'Oreal SA (a)	29,812	13,314
		163,947

TOTAL CONSUMER STAPLES		427,003

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Canadian Natural Resources Ltd.	955,000	34,668
Cheniere Energy, Inc. (a)	297,100	25,770
Exxon Mobil Corp.	217,600	13,726
GoviEx Uranium, Inc. (a)	848,865	209
GoviEx Uranium, Inc. (a)(e)	23,200	6
GoviEx Uranium, Inc. Class A (a)(e)	2,625,135	646
Hess Corp.	798,582	69,732
Reliance Industries Ltd.	642,373	18,232
Reliance Industries Ltd. sponsored GDR (e)	651,000	36,847
Suncor Energy, Inc.	1,246,800	29,862
		229,698
FINANCIALS - 11.8%
Banks - 3.5%
Bank of America Corp.	7,506,678	309,500
Citigroup, Inc.	703,500	49,773
Citizens Financial Group, Inc.	39,500	1,812
Comerica, Inc.	412,500	29,428
HDFC Bank Ltd.	185,800	3,742
HDFC Bank Ltd. sponsored ADR (a)	407,050	29,763
JPMorgan Chase & Co.	1,444,100	224,615
Kotak Mahindra Bank Ltd. (a)	831,572	19,075
M&T Bank Corp.	68,300	9,925
Royal Bank of Canada	665,200	67,395
Starling Bank Ltd. Series D (a)(d)	3,417,864	6,120
The Toronto-Dominion Bank	783,200	54,886
Wells Fargo & Co.	2,633,015	119,249
		925,283
Capital Markets - 2.0%
BlackRock, Inc. Class A	102,700	89,859
Brookfield Asset Management, Inc. (Canada) Class A	170,500	8,698
Charles Schwab Corp.	167,700	12,210
Coinbase Global, Inc. (a)	4,300	1,089
Goldman Sachs Group, Inc.	320,169	121,514
Moody's Corp.	2,800	1,015
Morgan Stanley	2,207,394	202,396
MSCI, Inc.	109,476	58,359
NASDAQ, Inc.	230,590	40,538
		535,678
Consumer Finance - 0.8%
American Express Co.	514,500	85,011
Capital One Financial Corp.	743,700	115,043
		200,054
Diversified Financial Services - 4.1%
23andMe Holding Co. (c)	371,700	3,911
23andMe Holding Co.:
Class A	51,681	544
Class B	1,698,450	17,869
Berkshire Hathaway, Inc. Class A (a)	2,495	1,044,409
		1,066,733
Insurance - 1.4%
Admiral Group PLC	1,228,761	53,440
AIA Group Ltd.	752,400	9,334
American International Group, Inc.	747,800	35,595
Arthur J. Gallagher & Co.	121,400	17,006
Brookfield Asset Management Reinsurance Partners Ltd. (a)	1,175	62
Chubb Ltd.	537,007	85,352
Direct Line Insurance Group PLC	526,752	2,077
Fairfax Financial Holdings Ltd. (sub. vtg.)	39,067	17,132
Hartford Financial Services Group, Inc.	227,700	14,111
Hiscox Ltd. (a)	1,687,943	19,417
Intact Financial Corp.	96,100	13,056
Oscar Health, Inc. Class A	425,119	8,683
Progressive Corp.	503,100	49,409
RenaissanceRe Holdings Ltd.	77,200	11,489
The Travelers Companies, Inc.	271,100	40,586
		376,749

TOTAL FINANCIALS		3,104,497

HEALTH CARE - 11.4%
Biotechnology - 1.7%
AbbVie, Inc.	760,161	85,625
Acceleron Pharma, Inc. (a)	31,831	3,994
Allovir, Inc. (a)	1,511	30
Alnylam Pharmaceuticals, Inc. (a)	46,700	7,917
Argenx SE ADR (a)	44,432	13,377
Ascendis Pharma A/S sponsored ADR (a)	29,200	3,841
Avid Bioservices, Inc. (a)	263,700	6,764
BeiGene Ltd. ADR (a)	5,324	1,827
BioNTech SE ADR (a)	17,300	3,873
Cullinan Oncology, Inc.	47,800	1,231
Genmab A/S (a)	44,400	18,167
Idorsia Ltd. (a)	623,058	17,131
Innovent Biologics, Inc. (a)(e)	941,500	10,980
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(d)	26,062	0
Intellia Therapeutics, Inc. (a)	84,400	13,665
Kodiak Sciences, Inc. (a)	13,400	1,246
Light Sciences Oncology, Inc. (a)(d)	2,708,254	0
Moderna, Inc. (a)	40,000	9,399
Novavax, Inc. (a)	88,400	18,768
Regeneron Pharmaceuticals, Inc. (a)	296,724	165,732
Relay Therapeutics, Inc. (a)	167,800	6,140
Vertex Pharmaceuticals, Inc. (a)	114,608	23,108
Zai Lab Ltd. (a)	96,850	17,086
Zai Lab Ltd. ADR (a)	48,500	8,584
		438,485
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	479,149	55,548
Align Technology, Inc. (a)	20,100	12,281
Boston Scientific Corp. (a)	836,108	35,752
Butterfly Network, Inc.	2,311,076	31,791
Danaher Corp.	855,322	229,534
DexCom, Inc. (a)	36,838	15,730
Edwards Lifesciences Corp. (a)	258,497	26,773
Envista Holdings Corp. (a)	394,855	17,062
Hologic, Inc. (a)	768,523	51,276
I-Pulse, Inc. (a)(c)(d)	58,562	175
Intuitive Surgical, Inc. (a)	138,020	126,929
Medtronic PLC	281,600	34,955
Sonova Holding AG Class B	43,983	16,543
Stryker Corp.	27,100	7,039
Tandem Diabetes Care, Inc. (a)	95,600	9,311
Venus MedTech Hangzhou, Inc. (H Shares) (a)(e)	442,000	3,686
West Pharmaceutical Services, Inc.	18,069	6,489
		680,874
Health Care Providers & Services - 3.1%
Alignment Healthcare, Inc. (a)	30,700	717
AmerisourceBergen Corp.	89,400	10,235
Anthem, Inc.	5,100	1,947
Cano Health LLC (c)	1,604,638	18,445
Centene Corp. (a)	682,300	49,760
Cigna Corp.	189,300	44,877
CVS Health Corp.	92,200	7,693
dentalcorp Holdings Ltd. (a)	472,200	6,270
Guardant Health, Inc. (a)	32,700	4,061
HCA Holdings, Inc.	140,238	28,993
Henry Schein, Inc. (a)	118,300	8,777
Humana, Inc.	32,407	14,347
Laboratory Corp. of America Holdings (a)	16,459	4,540
LifeStance Health Group, Inc.	202,900	5,653
McKesson Corp.	22,600	4,322
Oak Street Health, Inc. (a)	222,346	13,023
Option Care Health, Inc. (a)	288,600	6,312
Owens & Minor, Inc.	139,544	5,907
Patterson Companies, Inc.	536,558	16,306
Surgery Partners, Inc. (a)	114,056	7,598
The Joint Corp. (a)	241,700	20,283
UnitedHealth Group, Inc.	1,360,019	544,606
		824,672
Health Care Technology - 0.1%
Castlight Health, Inc. (a)	1,303,800	3,429
Doximity, Inc.	67,000	3,899
Veeva Systems, Inc. Class A (a)	49,216	15,304
		22,632
Life Sciences Tools & Services - 1.4%
Avantor, Inc. (a)	533,600	18,948
Bio-Rad Laboratories, Inc. Class A (a)	70,623	45,502
Bruker Corp.	641,417	48,735
Charles River Laboratories International, Inc. (a)	11,400	4,217
Eurofins Scientific SA	186,850	21,358
IQVIA Holdings, Inc. (a)	94,597	22,923
Maravai LifeSciences Holdings, Inc.	397,100	16,571
Mettler-Toledo International, Inc. (a)	45,370	62,853
Olink Holding AB ADR (a)	87,400	3,008
Sartorius Stedim Biotech	37,300	17,643
Seer, Inc.	59,354	1,946
Thermo Fisher Scientific, Inc.	160,811	81,124
Waters Corp. (a)	41,400	14,308
WuXi AppTec Co. Ltd. (H Shares) (e)	391,080	9,132
		368,268
Pharmaceuticals - 2.5%
AstraZeneca PLC (United Kingdom)	133,600	16,051
Atea Pharmaceuticals, Inc.	133,300	2,863
Bristol-Myers Squibb Co.	850,630	56,839
Eli Lilly & Co.	1,354,600	310,908
Hansoh Pharmaceutical Group Co. Ltd. (e)	1,505,000	6,590
Horizon Therapeutics PLC (a)	880,197	82,422
Jazz Pharmaceuticals PLC (a)	179,200	31,833
Roche Holding AG (participation certificate)	109,883	41,408
Royalty Pharma PLC (b)	822,400	33,710
Sanofi SA	262,300	27,558
Supernus Pharmaceuticals, Inc. (a)	113,991	3,510
UCB SA	102,900	10,757
Zoetis, Inc. Class A	241,759	45,054
		669,503

TOTAL HEALTH CARE		3,004,434

INDUSTRIALS - 5.6%
Aerospace & Defense - 1.0%
HEICO Corp. Class A	109,900	13,647
Northrop Grumman Corp.	147,030	53,435
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	257,345	108,082
Class C (a)(c)(d)	4,546	1,909
The Boeing Co. (a)	202,200	48,439
TransDigm Group, Inc. (a)	42,600	27,575
		253,087
Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	29,647	3,753
FedEx Corp.	45,900	13,693
United Parcel Service, Inc. Class B	712,500	148,179
XPO Logistics, Inc. (a)	241,370	33,765
		199,390
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	335,425	36,296
Southwest Airlines Co. (a)	61,600	3,270
Wizz Air Holdings PLC (a)(e)	233,900	15,107
		54,673
Building Products - 0.9%
Carrier Global Corp.	313,500	15,236
Fortune Brands Home & Security, Inc.	1,042,537	103,847
Toto Ltd.	1,380,000	71,425
Trane Technologies PLC	198,329	36,520
		227,028
Commercial Services & Supplies - 0.3%
Cintas Corp.	131,679	50,301
Clean TeQ Water Pty Ltd. (a)	4,214	0
GFL Environmental, Inc.	260,400	8,312
Sunrise Energy Metals Ltd. (a)	8,429	11
TulCo LLC (a)(c)(d)(f)	17,377	29,217
		87,841
Electrical Equipment - 0.4%
Acuity Brands, Inc.	141,349	26,437
AMETEK, Inc.	63,110	8,425
Array Technologies, Inc.	186,700	2,913
Generac Holdings, Inc. (a)	20,520	8,519
Sunrun, Inc. (a)	15,400	859
Vertiv Holdings Co.	84,100	2,296
Vestas Wind Systems A/S	1,564,660	61,077
		110,526
Industrial Conglomerates - 0.6%
3M Co.	9,800	1,947
General Electric Co.	10,399,802	139,981
Honeywell International, Inc.	26,000	5,703
Roper Technologies, Inc.	26,400	12,413
		160,044
Machinery - 0.5%
Deere & Co.	155,000	54,670
IDEX Corp.	15,100	3,323
Illinois Tool Works, Inc.	16,900	3,778
Ingersoll Rand, Inc. (a)	173,383	8,463
Kornit Digital Ltd. (a)	7,400	920
Nordson Corp.	8,900	1,954
Otis Worldwide Corp.	216,900	17,736
PACCAR, Inc.	235,503	21,019
Pentair PLC	69,700	4,704
Woodward, Inc.	87,700	10,777
		127,344
Professional Services - 0.2%
CACI International, Inc. Class A (a)	40,000	10,205
Clarivate Analytics PLC (a)(b)	679,320	18,702
Equifax, Inc.	64,300	15,400
Recruit Holdings Co. Ltd.	39,800	1,952
Thomson Reuters Corp.	107,500	10,678
		56,937
Road & Rail - 0.8%
Canadian Pacific Railway Ltd.	1,342,500	103,233
J.B. Hunt Transport Services, Inc.	56,800	9,256
TuSimple Holdings, Inc. (a)	133,100	9,482
Uber Technologies, Inc. (a)	387,500	19,422
Union Pacific Corp.	299,400	65,847
		207,240

TOTAL INDUSTRIALS		1,484,110

INFORMATION TECHNOLOGY - 28.5%
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	1,871,952	128,060
CDW Corp.	56,400	9,850
Flex Ltd. (a)	287,558	5,139
Jabil, Inc.	11,194	651
Keysight Technologies, Inc. (a)	48,010	7,413
Samsung SDI Co. Ltd.	19,711	12,175
Zebra Technologies Corp. Class A (a)	41,970	22,223
		185,511
IT Services - 5.0%
Accenture PLC Class A	462,108	136,225
Adyen BV (a)(e)	44,194	108,378
ASAC II LP (a)(c)(d)	9,408,021	1,581
Black Knight, Inc. (a)	186,670	14,557
Dlocal Ltd.	292,200	15,349
Edenred SA	32,538	1,854
Euronet Worldwide, Inc. (a)	38,858	5,259
Gartner, Inc. (a)	98,400	23,832
MasterCard, Inc. Class A	211,989	77,395
MongoDB, Inc. Class A (a)	211,656	76,518
Okta, Inc. (a)	404,703	99,023
PayPal Holdings, Inc. (a)	982,137	286,273
Shopify, Inc. Class A (a)	120,242	175,850
Snowflake Computing, Inc.	71,625	17,319
Square, Inc. (a)	118,911	28,991
Twilio, Inc. Class A (a)	53,721	21,175
Visa, Inc. Class A	985,536	230,438
		1,320,017
Semiconductors & Semiconductor Equipment - 8.2%
Advanced Micro Devices, Inc. (a)	1,586,533	149,023
Analog Devices, Inc.	333,205	57,365
Applied Materials, Inc.	641,600	91,364
ASML Holding NV	17,599	12,158
ASML Holding NV (Netherlands)	20,100	13,875
Intel Corp.	56,800	3,189
Lam Research Corp.	292,160	190,109
Lattice Semiconductor Corp. (a)	255,774	14,369
Marvell Technology, Inc.	881,600	51,424
Micron Technology, Inc. (a)	645,000	54,812
NVIDIA Corp.	1,184,682	947,864
NXP Semiconductors NV	140,885	28,983
Qorvo, Inc. (a)	275,655	53,932
Qualcomm, Inc.	2,254,090	322,177
Semtech Corp. (a)	131,765	9,065
Silergy Corp.	16,000	2,172
Skyworks Solutions, Inc.	216,500	41,514
Synaptics, Inc. (a)	359,172	55,880
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	284,500	34,186
Texas Instruments, Inc.	96,200	18,499
		2,151,960
Software - 12.6%
Adobe, Inc. (a)	1,060,956	621,338
Anaplan, Inc. (a)	305,200	16,267
Atlassian Corp. PLC (a)	541,541	139,100
Autodesk, Inc. (a)	135,400	39,523
Cadence Design Systems, Inc. (a)	186,364	25,498
Clear Secure, Inc.	61,700	2,468
Cloudflare, Inc. (a)	780,274	82,584
Crowdstrike Holdings, Inc. (a)	57,600	14,475
DiDi Global, Inc. ADR	156,100	2,207
DocuSign, Inc. (a)	39,900	11,155
Dropbox, Inc. Class A (a)	717,453	21,746
Duck Creek Technologies, Inc. (a)(b)	151,588	6,596
Dynatrace, Inc. (a)	539,832	31,537
Epic Games, Inc. (c)(d)	23,900	21,152
Five9, Inc. (a)	121,300	22,245
Fortinet, Inc. (a)	24,400	5,812
HubSpot, Inc. (a)	7,400	4,312
Intuit, Inc.	240,601	117,935
Microsoft Corp.	4,954,815	1,342,259
Monday.com Ltd. (b)	14,000	3,130
Paycom Software, Inc. (a)	27,000	9,814
Qualtrics International, Inc.	103,500	3,959
Rapid7, Inc. (a)	246,300	23,307
Salesforce.com, Inc. (a)	2,451,384	598,800
SentinelOne, Inc.	64,600	2,746
ServiceNow, Inc. (a)	127,801	70,233
Stripe, Inc. Class B (a)(c)(d)	83,200	3,338
SUSE SA (a)	93,400	3,660
Tanium, Inc. Class B (a)(c)(d)	1,259,978	14,301
Tenable Holdings, Inc. (a)	440,200	18,202
UiPath, Inc. Class A (a)(b)	24,400	1,657
Volue A/S	191,996	1,108
Workday, Inc. Class A (a)	10,185	2,432
Xero Ltd. (a)	57,100	5,871
Zoom Video Communications, Inc. Class A (a)	8,700	3,367
Zscaler, Inc. (a)	38,624	8,345
		3,302,479
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	3,220,000	441,011
Dell Technologies, Inc. (a)	222,055	22,132
Samsung Electronics Co. Ltd.	835,160	59,644
		522,787

TOTAL INFORMATION TECHNOLOGY		7,482,754

MATERIALS - 2.7%
Chemicals - 1.0%
Akzo Nobel NV	15,300	1,890
Celanese Corp. Class A	12,200	1,850
Corbion NV	215,100	12,294
FMC Corp.	15,538	1,681
LG Chemical Ltd.	13,810	10,388
PPG Industries, Inc.	132,100	22,427
Sherwin-Williams Co.	651,656	177,544
Tronox Holdings PLC	529,000	11,850
Westlake Chemical Corp.	133,900	12,063
		251,987
Containers & Packaging - 0.0%
Sealed Air Corp.	35,200	2,086
Silgan Holdings, Inc.	282,487	11,723
WestRock Co.	31,700	1,687
		15,496
Metals & Mining - 1.7%
ArcelorMittal SA Class A unit (b)	354,500	11,011
B2Gold Corp.	13,035,880	54,684
Barrick Gold Corp. (Canada)	1,354,879	28,024
Cleveland-Cliffs, Inc. (a)	449,500	9,691
First Quantum Minerals Ltd.	177,300	4,086
Franco-Nevada Corp.	1,055,036	153,106
Freeport-McMoRan, Inc.	1,238,000	45,942
Gatos Silver, Inc.	492,900	8,621
Ivanhoe Mines Ltd. (a)	8,031,618	57,989
Lundin Gold, Inc. (a)	228,900	1,922
Newmont Corp.	127,400	8,075
Novagold Resources, Inc. (a)	2,481,176	19,896
Nucor Corp.	299,015	28,685
Osisko Gold Royalties Ltd.	125,600	1,721
POSCO sponsored ADR	26,200	2,011
Steel Dynamics, Inc.	182,200	10,859
Wheaton Precious Metals Corp.	65,100	2,870
		449,193

TOTAL MATERIALS		716,676

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Equity Commonwealth	269,812	7,069
Gaming & Leisure Properties	4,888	226
Prologis (REIT), Inc.	72,106	8,619
Simon Property Group, Inc.	213,300	27,831
		43,745
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. (a)	1,082,100	11,005
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	326,600	8,514

TOTAL UTILITIES		19,519

TOTAL COMMON STOCKS
(Cost $10,304,205)		25,688,658

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (c)(d)	61,855	298
Series C (c)(d)	243,394	1,174
		1,472
Internet & Direct Marketing Retail - 0.0%
GoBrands, Inc. Series G (c)(d)	8,102	2,023
Reddit, Inc. Series E (c)(d)	30,200	1,283
		3,306
Specialty Retail - 0.1%
Fanatics, Inc. Series E (c)(d)	257,870	8,992
Textiles, Apparel & Luxury Goods - 0.1%
Allbirds, Inc.:
Series A (a)(c)(d)	74,760	808
Series B (a)(c)(d)	13,135	142
Series C (a)(c)(d)	125,520	1,357
Series D (a)(c)(d)	94,365	1,020
Series Seed (a)(c)(d)	163,489	1,767
Bolt Threads, Inc. Series D (a)(c)(d)	1,324,673	25,815
		30,909
TOTAL CONSUMER DISCRETIONARY		44,679
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Sweetgreen, Inc.:
Series C (a)(c)(d)	14,103	185
Series D (a)(c)(d)	226,847	2,983
Series I (a)(c)(d)	534,650	7,031
		10,199
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (c)(d)	82,543	4,973
TOTAL CONSUMER STAPLES		15,172
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(d)	594,600	2,494
Intarcia Therapeutics, Inc. Series CC (a)(c)(d)	516,522	0
		2,494
Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E (c)(d)	270,000	4,240
Series F (c)(d)	10,070	158
		4,398
TOTAL HEALTH CARE		6,892
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.5%
Relativity Space, Inc. Series E (c)(d)	308,359	7,041
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	145,254	61,005
Series H (a)(c)(d)	42,094	17,679
Series N (c)(d)	66,208	27,807
		113,532
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (c)(d)	208,789	7,516
Transportation Infrastructure - 0.0%
Delhivery Pvt Ltd. Series H (c)(d)	10,572	5,069
TOTAL INDUSTRIALS		126,117
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (c)(d)	130,945	15,547
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. Series C1 (c)(d)	36,600	2,176
Software - 0.0%
Magic Leap, Inc. Series ED (c)(d)	555,556	4,467
Nuro, Inc. Series C (c)(d)	491,080	6,411
Stripe, Inc. Series H (c)(d)	34,900	1,400
		12,278
TOTAL INFORMATION TECHNOLOGY		30,001
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Series F (a)(c)	23,069	209

TOTAL CONVERTIBLE PREFERRED STOCKS		223,070

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (c)	2,842	87
Series B (c)	49,755	1,528
Series C (c)	1,010	31
Series D (c)	177,742	5,458
		7,104
TOTAL PREFERRED STOCKS
(Cost $163,586)		230,174
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Bolt Threads, Inc. 3% 2/7/23 (c)(d)	9,657	9,657
Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 12% 4/1/24 pay-in-kind (d)(e)(g)(h)	711	28
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Magic Leap, Inc. 10% 6/30/22 (d)	5,624	8,436

TOTAL NONCONVERTIBLE BONDS		8,464

TOTAL CORPORATE BONDS
(Cost $16,000)		18,121

Preferred Securities - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (c)(d)(i)	9,990	9,990
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21 (c)(d)	2,280	3,105
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (c)(d)(i)	2,040	2,040
TOTAL PREFERRED SECURITIES
(Cost $14,310)		15,135
	Shares	Value (000s)

Other - 0.1%
Energy - 0.1%
Oils, Gas & Consumable fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(f)
(Cost $50,430)	50,430,153	24,176

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.06% (j)	334,059,775	334,127
Fidelity Securities Lending Cash Central Fund 0.06% (j)(k)	88,212,579	88,221
TOTAL MONEY MARKET FUNDS
(Cost $422,348)		422,348
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $10,970,879)		26,398,612
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(137,400)
NET ASSETS - 100%		$26,261,212

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $507,095,000 or 1.9% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $213,291,000 or 0.8% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Non-income producing - Security is in default.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe Holding Co.	2/3/21	$3,717
Allbirds, Inc.	10/9/18	$2,077
Allbirds, Inc. Series A	10/9/18	$820
Allbirds, Inc. Series B	10/9/18	$144
Allbirds, Inc. Series C	10/9/18	$1,377
Allbirds, Inc. Series D	12/23/19	$1,216
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$1,656
ASAC II LP	10/10/13	$725
Blu Investments LLC	5/21/20	$170
Bolt Threads, Inc. Series D	12/13/17	$21,247
Bolt Threads, Inc. 3% 2/7/23	2/7/20	$9,657
Bowery Farming, Inc. Series C1	5/18/21	$4,973
ByteDance Ltd. Series E1	11/18/20	$14,348
Cano Health LLC	11/11/20	$16,046
Cazoo Holdings Ltd.	9/30/20	$1,193
Cazoo Holdings Ltd. Series A	9/30/20	$39
Cazoo Holdings Ltd. Series B	9/30/20	$682
Cazoo Holdings Ltd. Series C	9/30/20	$14
Cazoo Holdings Ltd. Series D	9/30/20	$2,437
Circle Internet Financial Ltd. 0%	5/11/21	$9,990
Coupang Corp. unit	6/12/20	$2,510
Delhivery Pvt Ltd. Series H	5/20/21	$5,161
ElevateBio LLC Series C	3/9/21	$2,494
Epic Games, Inc.	7/13/20 - 7/30/20	$13,744
Fanatics, Inc. Series E	8/13/20	$4,459
GoBrands, Inc. Series G	3/2/21	$2,023
I-Pulse, Inc.	3/18/10	$94
Intarcia Therapeutics, Inc. Series CC	11/14/12	$7,040
Intarcia Therapeutics, Inc. 6% 7/18/21	1/3/20	$2,280
Lyra Health, Inc. Series E	1/14/21	$2,472
Lyra Health, Inc. Series F	6/4/21	$158
Magic Leap, Inc. Series ED	10/6/17	$15,000
Nuro, Inc. Series C	10/30/20	$6,411
Rad Power Bikes, Inc.	1/21/21	$2,289
Rad Power Bikes, Inc. Series A	1/21/21	$298
Rad Power Bikes, Inc. Series C	1/21/21	$1,175
Reddit, Inc. Series E	5/18/21	$1,283
Relativity Space, Inc. Series E	5/27/21	$7,041
Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	$29,629
Space Exploration Technologies Corp. Class C	9/11/17	$614
Space Exploration Technologies Corp. Series G	1/20/15	$11,251
Space Exploration Technologies Corp. Series H	8/4/17	$5,682
Space Exploration Technologies Corp. Series N	8/4/20	$17,876
Stripe, Inc. Class B	5/18/21	$3,338
Stripe, Inc. Series H	3/15/21	$1,400
Sweetgreen, Inc. Series C	9/13/19	$241
Sweetgreen, Inc. Series D	9/13/19	$3,879
Sweetgreen, Inc. Series I	9/13/19	$9,143
Tanium, Inc. Class B	4/21/17 - 9/18/20	$9,907
Tenstorrent, Inc. Series C1	4/23/21	$2,176
Tenstorrent, Inc. 0%	4/23/21	$2,040
TulCo LLC	8/24/17	$6,082
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$50,430
WeWork Companies, Inc. Series F	12/1/16	$1,604
Zipline International, Inc. Series E	12/21/20	$6,813
Zomato Ltd.	12/9/20 - 2/5/21	$4,146

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$87
Fidelity Securities Lending Cash Central Fund	197
Total	$284

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$148,781	$3,236,826	$3,051,483	$3	$--	$334,127	0.5%
Fidelity Securities Lending Cash Central Fund 0.06%	69,829	399,566	381,174	--	--	88,221	0.3%
Total	$218,610	$3,636,392	$3,432,657	$3	$--	$422,348

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$5,351,974	$5,297,806	$54,168	$--
Consumer Discretionary	3,876,031	3,702,706	124,027	49,298
Consumer Staples	442,175	405,819	21,184	15,172
Energy	229,698	229,698	--	--
Financials	3,104,497	3,058,036	40,341	6,120
Health Care	3,011,326	2,851,920	152,339	7,067
Industrials	1,610,227	1,342,950	1,952	265,325
Information Technology	7,512,755	7,320,129	122,253	70,373
Materials	716,676	716,676	--	--
Real Estate	43,954	43,745	209	--
Utilities	19,519	19,519	--	--
Corporate Bonds	18,121	--	--	18,121
Preferred Securities	15,135	--	--	15,135
Other	24,176	--	--	24,176
Money Market Funds	422,348	422,348	--	--
Total Investments in Securities:	$26,398,612	$25,411,352	$516,473	$470,787
Net unrealized depreciation on unfunded commitments	$(936)	$--	$(936)	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Industrials
Beginning Balance	$153,053
Net Realized Gain (Loss) on Investment Securities	3,425
Net Unrealized Gain (Loss) on Investment Securities	95,997
Cost of Purchases	16,275
Proceeds of Sales	(3,425)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$265,325
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2021	$95,997
Other Investments in Securities
Beginning Balance	$205,050
Net Realized Gain (Loss) on Investment Securities	634
Net Unrealized Gain (Loss) on Investment Securities	32,242
Cost of Purchases	42,221
Proceeds of Sales	(30,251)
Amortization/Accretion	--
Transfers into Level 3	50
Transfers out of Level 3	(44,484)
Ending Balance	$205,462
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2021	$26,627

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.8%
Canada	3.1%
Ireland	1.2%
United Kingdom	1.0%
Others (Individually Less Than 1%)	5.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $85,816) — See accompanying schedule: Unaffiliated issuers (cost $10,548,531)	$25,976,264
Fidelity Central Funds (cost $422,348)	422,348
Total Investment in Securities (cost $10,970,879)		$26,398,612
Cash		109
Restricted cash		1,854
Foreign currency held at value (cost $697)		695
Receivable for investments sold		25,991
Receivable for fund shares sold		8,381
Dividends receivable		5,538
Interest receivable		721
Distributions receivable from Fidelity Central Funds		99
Other receivables		1,561
Total assets		26,443,561
Liabilities
Payable for investments purchased	$45,859
Unrealized depreciation on unfunded commitments	936
Payable for fund shares redeemed	26,350
Accrued management fee	9,945
Distribution and service plan fees payable	3,742
Other affiliated payables	3,349
Other payables and accrued expenses	3,977
Collateral on securities loaned	88,191
Total liabilities		182,349
Net Assets		$26,261,212
Net Assets consist of:
Paid in capital		$8,823,316
Total accumulated earnings (loss)		17,437,896
Net Assets		$26,261,212
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($7,811,351 ÷ 190,529 shares)(a)		$41.00
Maximum offering price per share (100/94.25 of $41.00)		$43.50
Class M:
Net Asset Value and redemption price per share ($1,984,752 ÷ 50,978 shares)(a)		$38.93
Maximum offering price per share (100/96.50 of $38.93)		$40.34
Class C:
Net Asset Value and offering price per share ($1,494,149 ÷ 44,696 shares)(a)		$33.43
Class I:
Net Asset Value, offering price and redemption price per share ($12,666,426 ÷ 299,151 shares)		$42.34
Class Z:
Net Asset Value, offering price and redemption price per share ($2,304,534 ÷ 54,276 shares)		$42.46

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$68,856
Interest		281
Income from Fidelity Central Funds (including $197 from security lending)		284
Total income		69,421
Expenses
Management fee
Basic fee	$65,549
Performance adjustment	(7,637)
Transfer agent fees	19,024
Distribution and service plan fees	22,369
Accounting fees	947
Custodian fees and expenses	233
Independent trustees' fees and expenses	42
Registration fees	155
Audit	60
Legal	17
Miscellaneous	71
Total expenses before reductions	100,830
Expense reductions	(421)
Total expenses after reductions		100,409
Net investment income (loss)		(30,988)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,382)	2,163,818
Fidelity Central Funds	3
Foreign currency transactions	(203)
Total net realized gain (loss)		2,163,618
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,009)	1,341,319
Unfunded commitments	(936)
Assets and liabilities in foreign currencies	(118)
Total change in net unrealized appreciation (depreciation)		1,340,265
Net gain (loss)		3,503,883
Net increase (decrease) in net assets resulting from operations		$3,472,895

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(30,988)	$(51,901)
Net realized gain (loss)	2,163,618	2,716,105
Change in net unrealized appreciation (depreciation)	1,340,265	2,331,164
Net increase (decrease) in net assets resulting from operations	3,472,895	4,995,368
Distributions to shareholders	(600,398)	(1,956,073)
Share transactions - net increase (decrease)	(1,512,801)	(4,542,735)
Total increase (decrease) in net assets	1,359,696	(1,503,440)
Net Assets
Beginning of period	24,901,516	26,404,956
End of period	$26,261,212	$24,901,516

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor New Insights Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$36.57	$32.08	$26.50	$31.38	$26.44	$26.14
Income from Investment Operations
Net investment income (loss)A	(.06)	(.10)	.06	.03	.04	.06
Net realized and unrealized gain (loss)	5.40	7.57	7.60	(1.26)	7.29	1.56
Total from investment operations	5.34	7.47	7.66	(1.23)	7.33	1.62
Distributions from net investment income	–	–B	(.04)	–	–B	(.04)
Distributions from net realized gain	(.91)	(2.97)	(2.04)	(3.65)	(2.39)	(1.28)
Total distributions	(.91)	(2.98)C	(2.08)	(3.65)	(2.39)	(1.32)
Net asset value, end of period	$41.00	$36.57	$32.08	$26.50	$31.38	$26.44
Total ReturnD,E,F	14.79%	23.64%	29.15%	(4.42)%	27.98%	6.31%
Ratios to Average Net AssetsG,H
Expenses before reductions	.89%I	1.10%	1.08%	1.04%	.94%	.89%
Expenses net of fee waivers, if any	.89%I	1.10%	1.08%	1.04%	.94%	.89%
Expenses net of all reductions	.89%I	1.10%	1.07%	1.04%	.93%	.88%
Net investment income (loss)	(.33)%I	(.30)%	.20%	.08%	.12%	.24%
Supplemental Data
Net assets, end of period (in millions)	$7,811	$6,753	$6,156	$4,747	$5,612	$6,873
Portfolio turnover rateJ	35%I	53%	27%K	36%	30%	42%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$34.81	$30.73	$25.49	$30.39	$25.73	$25.51
Income from Investment Operations
Net investment income (loss)A	(.10)	(.17)	(.01)	(.05)	(.04)	–B
Net realized and unrealized gain (loss)	5.13	7.22	7.29	(1.20)	7.09	1.50
Total from investment operations	5.03	7.05	7.28	(1.25)	7.05	1.50
Distributions from net investment income	–	–	–	–	–B	–B
Distributions from net realized gain	(.91)	(2.97)	(2.04)	(3.65)	(2.39)	(1.28)
Total distributions	(.91)	(2.97)	(2.04)	(3.65)	(2.39)	(1.28)
Net asset value, end of period	$38.93	$34.81	$30.73	$25.49	$30.39	$25.73
Total ReturnC,D,E	14.64%	23.33%	28.79%	(4.64)%	27.66%	6.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.14%H	1.35%	1.32%	1.29%	1.18%	1.14%
Expenses net of fee waivers, if any	1.14%H	1.35%	1.32%	1.29%	1.18%	1.14%
Expenses net of all reductions	1.13%H	1.35%	1.32%	1.29%	1.18%	1.13%
Net investment income (loss)	(.58)%H	(.54)%	(.05)%	(.17)%	(.13)%	(.01)%
Supplemental Data
Net assets, end of period (in millions)	$1,985	$1,856	$1,844	$1,638	$1,926	$1,849
Portfolio turnover rateI	35%H	53%	27%J	36%	30%	42%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$30.09	$27.03	$22.73	$27.63	$23.69	$23.70
Income from Investment Operations
Net investment income (loss)A	(.17)	(.29)	(.15)	(.19)	(.17)	(.12)
Net realized and unrealized gain (loss)	4.42	6.32	6.49	(1.06)	6.50	1.39
Total from investment operations	4.25	6.03	6.34	(1.25)	6.33	1.27
Distributions from net investment income	–	–	–	–	–B	–B
Distributions from net realized gain	(.91)	(2.97)	(2.04)	(3.65)	(2.39)	(1.28)
Total distributions	(.91)	(2.97)	(2.04)	(3.65)	(2.39)	(1.28)
Net asset value, end of period	$33.43	$30.09	$27.03	$22.73	$27.63	$23.69
Total ReturnC,D,E	14.34%	22.74%	28.15%	(5.11)%	26.99%	5.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.65%H	1.86%	1.83%	1.79%	1.68%	1.64%
Expenses net of fee waivers, if any	1.65%H	1.86%	1.83%	1.79%	1.68%	1.64%
Expenses net of all reductions	1.65%H	1.86%	1.83%	1.79%	1.68%	1.63%
Net investment income (loss)	(1.09)%H	(1.05)%	(.55)%	(.67)%	(.63)%	(.51)%
Supplemental Data
Net assets, end of period (in millions)	$1,494	$1,973	$2,228	$2,932	$3,718	$3,521
Portfolio turnover rateI	35%H	53%	27%J	36%	30%	42%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$37.69	$32.90	$27.14	$32.03	$26.95	$26.63
Income from Investment Operations
Net investment income (loss)A	(.02)	(.01)	.15	.11	.12	.13
Net realized and unrealized gain (loss)	5.58	7.78	7.77	(1.27)	7.44	1.59
Total from investment operations	5.56	7.77	7.92	(1.16)	7.56	1.72
Distributions from net investment income	–	–B	(.12)	(.07)	(.09)	(.11)
Distributions from net realized gain	(.91)	(2.97)	(2.04)	(3.65)	(2.39)	(1.28)
Total distributions	(.91)	(2.98)C	(2.16)	(3.73)C	(2.48)	(1.40)C
Net asset value, end of period	$42.34	$37.69	$32.90	$27.14	$32.03	$26.95
Total ReturnD,E	14.93%	23.96%	29.42%	(4.14)%	28.30%	6.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.85%	.82%	.79%	.68%	.63%
Expenses net of fee waivers, if any	.64%H	.85%	.82%	.79%	.68%	.63%
Expenses net of all reductions	.64%H	.84%	.82%	.78%	.67%	.63%
Net investment income (loss)	(.08)%H	(.04)%	.46%	.33%	.38%	.50%
Supplemental Data
Net assets, end of period (in millions)	$12,666	$12,219	$13,870	$12,581	$14,894	$11,662
Portfolio turnover rateI	35%H	53%	27%J	36%	30%	42%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor New Insights Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$37.77	$32.93	$27.16	$32.06	$26.97	$26.65
Income from Investment Operations
Net investment income (loss)A	.01	.03	.18	.15	.16	.17
Net realized and unrealized gain (loss)	5.59	7.79	7.79	(1.28)	7.45	1.58
Total from investment operations	5.60	7.82	7.97	(1.13)	7.61	1.75
Distributions from net investment income	–	–B	(.17)	(.12)	(.13)	(.15)
Distributions from net realized gain	(.91)	(2.97)	(2.04)	(3.65)	(2.39)	(1.28)
Total distributions	(.91)	(2.98)C	(2.20)C	(3.77)	(2.52)	(1.43)
Net asset value, end of period	$42.46	$37.77	$32.93	$27.16	$32.06	$26.97
Total ReturnD,E	15.01%	24.09%	29.60%	(4.03)%	28.49%	6.68%
Ratios to Average Net AssetsF,G
Expenses before reductions	.52%H	.73%	.70%	.66%	.55%	.50%
Expenses net of fee waivers, if any	.52%H	.73%	.70%	.66%	.55%	.50%
Expenses net of all reductions	.52%H	.72%	.70%	.66%	.55%	.50%
Net investment income (loss)	.04%H	.08%	.58%	.46%	.50%	.63%
Supplemental Data
Net assets, end of period (in millions)	$2,305	$2,101	$2,306	$1,741	$1,626	$492
Portfolio turnover rateI	35%H	53%	27%J	36%	30%	42%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$413,355	Market comparable	Enterprise value/Sales multiple (EV/S)	2.7 – 10.3 / 5.0	Increase
			Discount rate	13.8% - 57.1% / 36.4%	Decrease
			Premium rate	7.8%	Increase
			Discount for lack of marketability	20.0%	Decrease
		Recovery value	Recovery value	0.0% - 75,000.0% / 3,763.2%	Increase
		Market approach	Transaction price	$1.79 - $885.00 / $318.63	Increase
			Discount rate	50.0%	Decrease
Corporate Bonds	$18,121	Recovery value	Recovery value	150.0%	Increase
		Market approach	Transaction price	$100.00	Increase
		Indicative market bid	Evaluated bid	$4.0	Increase
Preferred Securities	$15,135	Recovery value	Recovery value	127.2%	Increase
		Market approach	Transaction price	$100.00	Increase
Other	$24,176	Discounted cash flow	Discount rate	15.6%	Decrease

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor New Insights Fund	$1,320

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred Trustees compensation, net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,500,267
Gross unrealized depreciation	(144,139)
Net unrealized appreciation (depreciation)	$15,356,128
Tax cost	$11,041,548

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Advisor New Insights Fund	55,247.21

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor New Insights Fund	4,278,046	6,561,646

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .46% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$8,845	$117
Class M	.25%	.25%	4,710	54
Class C	.75%	.25%	8,814	566
			$22,369	$737

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$419
Class M	44
Class C(a)	27
$490

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$5,723.16
Class M	1,513.16
Class C	1,512.17
Class I	9,843.16
Class Z	433.04
	$19,024

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor New Insights Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor New Insights Fund	$73

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor New Insights Fund	246,065	490,795

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor New Insights Fund	$25

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor New Insights Fund	$21	$3	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $384 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $37.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
Fidelity Advisor New Insights Fund
Distributions to shareholders
Class A	$165,557	$516,291
Class M	47,124	149,778
Class C	55,660	185,833
Class I	284,065	942,799
Class Z	47,992	161,372
Total	$600,398	$1,956,073

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
Fidelity Advisor New Insights Fund
Class A
Shares sold	19,457	22,707	$746,644	$749,949
Reinvestment of distributions	4,067	13,633	154,602	482,144
Shares redeemed	(17,660)	(43,597)	(666,505)	(1,427,098)
Net increase (decrease)	5,864	(7,257)	$234,741	$(195,005)
Class M
Shares sold	1,332	3,566	$47,744	$111,287
Reinvestment of distributions	1,271	4,331	45,908	145,822
Shares redeemed	(4,934)	(14,593)	(177,328)	(448,541)
Net increase (decrease)	(2,331)	(6,696)	$(83,676)	$(191,432)
Class C
Shares sold	1,565	4,653	$48,384	$124,710
Reinvestment of distributions	1,765	6,252	54,853	182,192
Shares redeemed	(24,221)	(27,730)	(758,999)	(762,152)
Net increase (decrease)	(20,891)	(16,825)	$(655,762)	$(455,250)
Class I
Shares sold	14,569	46,991	$569,585	$1,551,556
Reinvestment of distributions	6,600	23,566	258,852	857,516
Shares redeemed	(46,188)	(167,934)	(1,802,188)	(5,647,106)
Net increase (decrease)	(25,019)	(97,377)	$(973,751)	$(3,238,034)
Class Z
Shares sold	10,562	12,015	$427,846	$400,180
Reinvestment of distributions	1,032	3,733	40,555	136,140
Shares redeemed	(12,933)	(30,175)	(502,754)	(999,334)
Net increase (decrease)	(1,339)	(14,427)	$(34,353)	$(463,014)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Advisor New Insights Fund
Class A	.89%
Actual		$1,000.00	$1,147.90	$4.74
Hypothetical-C		$1,000.00	$1,020.38	$4.46
Class M	1.14%
Actual		$1,000.00	$1,146.40	$6.07
Hypothetical-C		$1,000.00	$1,019.14	$5.71
Class C	1.65%
Actual		$1,000.00	$1,143.40	$8.77
Hypothetical-C		$1,000.00	$1,016.61	$8.25
Class I	.64%
Actual		$1,000.00	$1,149.30	$3.41
Hypothetical-C		$1,000.00	$1,021.62	$3.21
Class Z	.52%
Actual		$1,000.00	$1,150.10	$2.77
Hypothetical-C		$1,000.00	$1,022.22	$2.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor New Insights Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in June 2020 and September 2020. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor New Insights Fund

2020 Total Return % vs. Morningstar Custom Large/Mid Value Blend Growth and S&P 500:

75% beaten
25% beaten
Benchmark
Class Z
Class C
30.0
20.0
10.0
0.0
-10.0
24.1
22.7
22.8
15.1
-3.4
1 Year
60.0
50.0
40.0
30.0
20.0
10.0
0.0
51.2
52.4
46.2
41.5
8.5
3 Year
120.0
100.0
80.0
60.0
40.0
105.2
93.8
99.6
93.9
42.2
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class A	80%	76%	78%
Class C	79%	73%	73%
Class I	80%	77%	80%
Class M	79%	75%	77%
Class Z	80%	77%	80%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Advisor New Insights Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of a representative class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of Class I ranked above the SLTG competitive median and above the ASPG competitive median for the 12-month period ended September 30, 2020. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has no investment minimum, unlike most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board considered that, when compared to retail funds and classes, Class I would not be above the SLTG competitive median for 2020. The Board also considered that, when compared to a subset of the ASPG that FMR believes is most comparable, Class I would not be above the ASPG competitive median for 2020. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ANIF-SANN-0821
1.803542.117

Fidelity® Series Opportunistic Insights Fund

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2021

% of fund's net assets
Facebook, Inc. Class A	10.5
Amazon.com, Inc.	6.9
Berkshire Hathaway, Inc. Class A	5.3
Microsoft Corp.	4.6
Salesforce.com, Inc.	3.2
NVIDIA Corp.	3.0
Alphabet, Inc. Class C	2.7
Adobe, Inc.	2.3
Bank of America Corp.	2.2
Alphabet, Inc. Class A	2.1
42.8

Top Five Market Sectors as of June 30, 2021

% of fund's net assets
Information Technology	29.4
Communication Services	19.7
Financials	16.4
Consumer Discretionary	13.0
Health Care	9.4

Asset Allocation (% of fund's net assets)

As of June 30, 2021 *
Stocks	97.4%
Bonds	0.1%
Convertible Securities	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments - 9.8%

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMUNICATION SERVICES - 19.7%
Entertainment - 2.7%
Netflix, Inc. (a)	230,609	$121,809,980
Nintendo Co. Ltd.	19,700	11,399,858
Roblox Corp. (a)(b)	22,700	2,042,546
The Walt Disney Co. (a)	490,772	86,262,994
World Wrestling Entertainment, Inc. Class A (b)	13,900	804,671
		222,320,049
Interactive Media & Services - 15.9%
Alphabet, Inc.:
Class A (a)	68,817	168,036,662
Class C (a)	86,510	216,821,743
Bumble, Inc. (b)	78,400	4,515,840
Facebook, Inc. Class A (a)	2,449,754	851,803,960
Match Group, Inc. (a)	18,932	3,052,785
Snap, Inc. Class A (a)	470,500	32,059,870
Tencent Holdings Ltd.	133,600	10,059,079
Twitter, Inc. (a)	33,100	2,277,611
Zoominfo Technologies, Inc.	16,000	834,720
		1,289,462,270
Media - 0.5%
Charter Communications, Inc. Class A (a)	17,697	12,767,501
Comcast Corp. Class A	368,800	21,028,976
Discovery Communications, Inc. Class A (a)	28,500	874,380
Endeavor Group Holdings, Inc. (a)(b)	63,900	1,770,669
Liberty Media Corp. Liberty Formula One Group Series C (a)	47,200	2,275,512
TechTarget, Inc. (a)	9,328	722,827
		39,439,865
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc.	367,437	53,215,901

TOTAL COMMUNICATION SERVICES		1,604,438,085

CONSUMER DISCRETIONARY - 12.8%
Automobiles - 1.0%
General Motors Co. (a)	367,600	21,750,892
Harley-Davidson, Inc.	85,300	3,908,446
Hyundai Motor Co.	86,200	18,269,823
Rad Power Bikes, Inc. (c)(d)	145,919	703,890
Tesla, Inc. (a)	1,300	883,610
Toyota Motor Corp.	327,500	28,628,117
XPeng, Inc. Class A (a)	183,400	3,897,454
		78,042,232
Hotels, Restaurants & Leisure - 0.6%
Airbnb, Inc. Class A	107,700	16,493,178
Chipotle Mexican Grill, Inc. (a)	12,454	19,307,934
Evolution Gaming Group AB (e)	39,225	6,198,559
Hilton Worldwide Holdings, Inc. (a)	77,913	9,397,866
McDonald's Corp.	3,500	808,465
		52,206,002
Household Durables - 0.8%
Blu Investments LLC (c)(d)	21,093,998	6,539
D.R. Horton, Inc.	232,400	21,001,988
Garmin Ltd.	57,599	8,331,119
Lennar Corp. Class A	264,529	26,280,956
Mohawk Industries, Inc. (a)	32,900	6,323,051
Tempur Sealy International, Inc.	32,300	1,265,837
Whirlpool Corp.	18,800	4,098,776
		67,308,266
Internet & Direct Marketing Retail - 7.8%
Amazon.com, Inc. (a)	161,577	555,850,732
Coupang, Inc. Class A (a)(b)	67,400	2,818,668
Deliveroo PLC	2,026,200	7,679,228
Deliveroo PLC (a)(e)	587,600	2,344,193
Doordash, Inc. (b)	65,395	11,661,890
eBay, Inc.	560,400	39,345,684
Marqeta, Inc. Class A	65,500	1,838,585
Wayfair LLC Class A (a)	20,760	6,554,140
Zomato Ltd. (c)	1,929,600	1,565,943
ZOZO, Inc.	47,800	1,624,241
		631,283,304
Leisure Products - 0.0%
Mattel, Inc. (a)	76,700	1,541,670
Specialty Retail - 1.7%
Academy Sports & Outdoors, Inc.	177,337	7,313,378
Best Buy Co., Inc.	40,400	4,645,192
Burlington Stores, Inc. (a)	19,100	6,150,009
Cazoo Holdings Ltd. (c)	33,832	1,038,851
Dick's Sporting Goods, Inc.	51,293	5,139,046
Lithia Motors, Inc. Class A (sub. vtg.)	10,100	3,470,764
National Vision Holdings, Inc. (a)	32,100	1,641,273
O'Reilly Automotive, Inc. (a)	8,816	4,991,707
The Home Depot, Inc.	256,755	81,876,602
TJX Companies, Inc.	192,200	12,958,124
Williams-Sonoma, Inc.	46,600	7,439,690
		136,664,636
Textiles, Apparel & Luxury Goods - 0.9%
China Hongxing Sports Ltd. (a)(d)	22,200	936
Deckers Outdoor Corp. (a)	39,584	15,203,027
Dr. Martens Ltd. (a)	702,800	4,326,215
Figs, Inc. Class A (a)	27,400	1,372,740
Hermes International SCA	742	1,080,867
LifeStance Health Group, Inc.	66,300	1,847,118
lululemon athletica, Inc. (a)	15,934	5,815,432
LVMH Moet Hennessy Louis Vuitton SE	3,584	2,819,379
NIKE, Inc. Class B	255,443	39,463,389
Paymentus Holdings, Inc. (a)	5,600	198,800
Tapestry, Inc. (a)	22,300	969,604
		73,097,507

TOTAL CONSUMER DISCRETIONARY		1,040,143,617

CONSUMER STAPLES - 1.9%
Beverages - 0.3%
Constellation Brands, Inc. Class A (sub. vtg.)	55,900	13,074,451
Diageo PLC	66,900	3,206,419
Keurig Dr. Pepper, Inc.	141,800	4,997,032
The Coca-Cola Co.	104,450	5,651,790
		26,929,692
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	178,237	70,523,034
Oatly Group AB ADR (a)	18,600	454,956
		70,977,990
Food Products - 0.0%
Freshpet, Inc. (a)	4,100	668,136
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	137,152	43,625,308
L'Oreal SA (a)	12,803	5,717,741
L'Oreal SA (a)	13,125	5,861,545
		55,204,594

TOTAL CONSUMER STAPLES		153,780,412

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd.	175,600	6,374,637
Hess Corp.	57,457	5,017,145
Reliance Industries Ltd.	45,725	1,297,781
		12,689,563
FINANCIALS - 16.4%
Banks - 5.3%
Bank of America Corp.	4,353,362	179,489,115
Citigroup, Inc.	130,500	9,232,875
Citizens Financial Group, Inc.	16,000	733,920
HDFC Bank Ltd.	74,300	1,496,591
HDFC Bank Ltd. sponsored ADR (a)	32,400	2,369,088
JPMorgan Chase & Co.	914,024	142,167,293
Kotak Mahindra Bank Ltd. (a)	410,087	9,406,938
Royal Bank of Canada	371,200	37,608,106
Starling Bank Ltd. Series D (a)(d)	1,401,404	2,509,178
The Toronto-Dominion Bank	463,600	32,488,651
Wells Fargo & Co.	318,600	14,429,394
		431,931,149
Capital Markets - 3.3%
BlackRock, Inc. Class A	35,200	30,798,944
Brookfield Asset Management, Inc. (Canada) Class A	69,700	3,555,847
Goldman Sachs Group, Inc.	248,773	94,416,817
Moody's Corp.	2,310	837,075
Morgan Stanley	1,364,300	125,092,667
MSCI, Inc.	27,711	14,772,180
		269,473,530
Consumer Finance - 0.5%
American Express Co.	77,100	12,739,233
Capital One Financial Corp.	166,300	25,724,947
		38,464,180
Diversified Financial Services - 5.4%
23andMe Holding Co. (c)	118,000	1,241,478
23andMe Holding Co.:
Class A	21,872	230,115
Class B	657,831	6,921,040
Berkshire Hathaway, Inc. Class A (a)	1,022	427,810,222
		436,202,855
Insurance - 1.9%
Admiral Group PLC	463,078	20,139,703
AIA Group Ltd.	304,400	3,776,258
American International Group, Inc.	286,500	13,637,400
Arthur J. Gallagher & Co.	47,411	6,641,333
Brookfield Asset Management Reinsurance Partners Ltd. (a)	480	25,363
Chubb Ltd.	201,368	32,005,430
Direct Line Insurance Group PLC	204,218	805,110
Fairfax Financial Holdings Ltd. (sub. vtg.)	12,400	5,437,754
Hartford Financial Services Group, Inc.	94,700	5,868,559
Intact Financial Corp.	32,500	4,415,396
Oscar Health, Inc. Class A	172,762	3,528,664
Progressive Corp.	192,000	18,856,320
The Travelers Companies, Inc.	274,608	41,111,564
		156,248,854

TOTAL FINANCIALS		1,332,320,568

HEALTH CARE - 9.4%
Biotechnology - 1.4%
AbbVie, Inc.	334,629	37,692,611
Acceleron Pharma, Inc. (a)	7,622	956,485
BeiGene Ltd. ADR (a)	1,800	617,742
BioNTech SE ADR (a)	6,900	1,544,772
Cullinan Oncology, Inc.	14,700	378,525
Genmab A/S (a)	1,000	409,169
Idorsia Ltd. (a)	217,234	5,972,908
Innovent Biologics, Inc. (a)(e)	269,324	3,140,951
Intellia Therapeutics, Inc. (a)	34,400	5,569,704
Kodiak Sciences, Inc. (a)	3,900	362,700
Moderna, Inc. (a)	16,400	3,853,672
Regeneron Pharmaceuticals, Inc. (a)	77,481	43,276,238
Zai Lab Ltd. (a)	32,200	5,680,586
Zai Lab Ltd. ADR (a)	20,600	3,645,994
		113,102,057
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	72,513	8,406,432
Align Technology, Inc. (a)	8,300	5,071,300
Danaher Corp.	289,735	77,753,285
Edwards Lifesciences Corp. (a)	140,547	14,556,453
Envista Holdings Corp. (a)	139,712	6,036,956
Hologic, Inc. (a)	182,105	12,150,046
Intuitive Surgical, Inc. (a)	31,550	29,014,642
Medtronic PLC	184,900	22,951,637
Sonova Holding AG Class B	11,520	4,332,840
Stryker Corp.	11,500	2,986,895
Venus MedTech Hangzhou, Inc. (H Shares) (a)(e)	101,500	846,454
West Pharmaceutical Services, Inc.	5,425	1,948,118
		186,055,058
Health Care Providers & Services - 2.4%
Alignment Healthcare, Inc. (a)	10,500	245,385
AmerisourceBergen Corp.	37,800	4,327,722
Anthem, Inc.	2,000	763,600
Cano Health LLC (c)	305,884	3,516,137
Centene Corp. (a)	10,800	787,644
CVS Health Corp.	37,200	3,103,968
dentalcorp Holdings Ltd. (a)	191,900	2,548,140
Guardant Health, Inc. (a)	13,400	1,664,146
HCA Holdings, Inc.	57,400	11,866,876
Humana, Inc.	13,300	5,888,176
Oak Street Health, Inc. (a)	86,879	5,088,503
Option Care Health, Inc. (a)	119,000	2,602,530
Owens & Minor, Inc.	41,300	1,748,229
Patterson Companies, Inc.	189,224	5,750,517
Surgery Partners, Inc. (a)	44,600	2,971,252
UnitedHealth Group, Inc.	359,978	144,149,590
		197,022,415
Health Care Technology - 0.0%
Veeva Systems, Inc. Class A (a)	2,800	870,660
Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories, Inc. Class A (a)	16,575	10,679,107
Bruker Corp.	11,300	858,574
Charles River Laboratories International, Inc. (a)	4,600	1,701,632
Eurofins Scientific SA	55,080	6,295,991
IQVIA Holdings, Inc. (a)	47,330	11,469,006
Maravai LifeSciences Holdings, Inc.	164,900	6,881,277
Mettler-Toledo International, Inc. (a)	21,556	29,862,389
Thermo Fisher Scientific, Inc.	40,960	20,663,091
Waters Corp. (a)	16,500	5,702,565
WuXi AppTec Co. Ltd. (H Shares) (e)	60,480	1,412,236
		95,525,868
Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.	193,240	12,912,297
Eli Lilly & Co.	302,252	69,372,879
Hansoh Pharmaceutical Group Co. Ltd. (e)	552,563	2,419,683
Horizon Therapeutics PLC (a)	396,819	37,158,131
Jazz Pharmaceuticals PLC (a)	66,900	11,884,116
Royalty Pharma PLC	383,800	15,731,962
UCB SA	33,100	3,460,132
Zoetis, Inc. Class A	85,275	15,891,849
		168,831,049

TOTAL HEALTH CARE		761,407,107

INDUSTRIALS - 5.2%
Aerospace & Defense - 0.3%
HEICO Corp. Class A	34,494	4,283,465
Northrop Grumman Corp.	19,700	7,159,571
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	21,291	8,942,007
Class C (a)(c)(d)	783	328,852
		20,713,895
Air Freight & Logistics - 1.3%
Expeditors International of Washington, Inc.	11,315	1,432,479
FedEx Corp.	18,800	5,608,604
United Parcel Service, Inc. Class B	457,515	95,149,395
XPO Logistics, Inc. (a)	11,800	1,650,702
		103,841,180
Airlines - 0.0%
Southwest Airlines Co. (a)	6,400	339,776
Building Products - 0.7%
Carrier Global Corp.	117,300	5,700,780
Fortune Brands Home & Security, Inc.	224,558	22,368,222
Toto Ltd.	253,520	13,121,563
Trane Technologies PLC	72,458	13,342,416
		54,532,981
Commercial Services & Supplies - 0.4%
Cintas Corp.	53,244	20,339,208
Clean TeQ Water Pty Ltd. (a)(d)	2,653	159
Sunrise Energy Metals Ltd. (a)	5,306	7,123
TulCo LLC (a)(c)(d)(f)	7,549	12,692,662
		33,039,152
Electrical Equipment - 0.1%
AMETEK, Inc.	6,910	922,485
Generac Holdings, Inc. (a)	8,200	3,404,230
Vertiv Holdings Co.	34,100	930,930
Vestas Wind Systems A/S	107,815	4,208,589
		9,466,234
Industrial Conglomerates - 0.7%
3M Co.	4,000	794,520
General Electric Co.	3,874,296	52,148,024
Honeywell International, Inc.	10,700	2,347,045
		55,289,589
Machinery - 0.4%
Deere & Co.	44,100	15,554,511
IDEX Corp.	4,448	978,782
Illinois Tool Works, Inc.	7,100	1,587,276
Ingersoll Rand, Inc. (a)	61,900	3,021,339
Kornit Digital Ltd. (a)	2,304	286,456
Nordson Corp.	2,982	654,579
Otis Worldwide Corp.	85,799	7,015,784
PACCAR, Inc.	36,881	3,291,629
Pentair PLC	27,900	1,882,971
		34,273,327
Professional Services - 0.2%
Clarivate Analytics PLC (a)	291,789	8,032,951
Equifax, Inc.	26,700	6,394,917
Recruit Holdings Co. Ltd.	16,200	794,429
Thomson Reuters Corp.	44,500	4,420,204
		19,642,501
Road & Rail - 1.1%
Canadian Pacific Railway Ltd.	680,000	52,289,126
J.B. Hunt Transport Services, Inc.	22,900	3,731,555
Union Pacific Corp.	153,000	33,649,290
		89,669,971

TOTAL INDUSTRIALS		420,808,606

INFORMATION TECHNOLOGY - 29.1%
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	1,499,712	102,595,298
CDW Corp.	22,903	4,000,009
Keysight Technologies, Inc. (a)	16,388	2,530,471
Zebra Technologies Corp. Class A (a)	8,100	4,288,869
		113,414,647
IT Services - 4.9%
Accenture PLC Class A	235,929	69,549,510
Adyen BV (a)(e)	12,395	30,396,644
ASAC II LP (a)(c)(d)	2,013,117	338,204
Edenred SA	14,059	801,016
MasterCard, Inc. Class A	224,237	81,866,686
MongoDB, Inc. Class A (a)	28,940	10,462,389
Okta, Inc. (a)	66,010	16,151,327
PayPal Holdings, Inc. (a)	239,726	69,875,334
Shopify, Inc. Class A (a)	43,388	63,453,375
Snowflake Computing, Inc.	4,883	1,180,709
Twilio, Inc. Class A (a)	4,800	1,891,968
Visa, Inc. Class A	227,247	53,134,894
		399,102,056
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Micro Devices, Inc. (a)	703,653	66,094,126
Analog Devices, Inc.	175,400	30,196,864
Applied Materials, Inc.	385,500	54,895,200
ASML Holding NV	7,947	5,490,105
Intel Corp.	4,800	269,472
Lam Research Corp.	46,651	30,355,806
Lattice Semiconductor Corp. (a)	94,465	5,307,044
Marvell Technology, Inc.	133,475	7,785,597
NVIDIA Corp.	303,440	242,782,344
NXP Semiconductors NV	26,753	5,503,627
Qorvo, Inc. (a)	104,900	20,523,685
Qualcomm, Inc.	944,037	134,931,208
Semtech Corp. (a)	40,512	2,787,226
Silergy Corp.	7,000	950,300
Skyworks Solutions, Inc.	86,800	16,643,900
Synaptics, Inc. (a)	137,464	21,386,649
Texas Instruments, Inc.	122,600	23,575,980
		669,479,133
Software - 13.1%
Adobe, Inc. (a)	319,066	186,857,812
Atlassian Corp. PLC (a)	156,544	40,209,892
Cadence Design Systems, Inc. (a)	288,800	39,513,616
Clear Secure, Inc.	20,000	800,000
Cloudflare, Inc. (a)	475,055	50,279,821
Crowdstrike Holdings, Inc. (a)	23,800	5,981,178
DiDi Global, Inc. ADR	10,000	141,400
DocuSign, Inc. (a)	16,400	4,584,948
Doximity, Inc.	21,500	1,251,300
Dropbox, Inc. Class A (a)	275,766	8,358,467
Duck Creek Technologies, Inc. (a)	50,300	2,188,553
Dynatrace, Inc. (a)	135,800	7,933,436
Epic Games, Inc. (c)(d)	7,100	6,283,500
Fortinet, Inc. (a)	10,065	2,397,382
HubSpot, Inc. (a)	3,000	1,748,160
Intuit, Inc.	94,683	46,410,766
Microsoft Corp.	1,385,349	375,291,044
Monday.com Ltd.	4,500	1,006,155
Qualtrics International, Inc.	40,200	1,537,650
Salesforce.com, Inc. (a)	1,049,026	256,245,581
SentinelOne, Inc.	26,400	1,122,000
ServiceNow, Inc. (a)	18,339	10,078,197
Stripe, Inc. Class B (a)(c)(d)	26,700	1,071,338
SUSE SA (a)	37,900	1,485,265
Tanium, Inc. Class B (a)(c)(d)	408,212	4,633,206
UiPath, Inc. Class A (a)(b)	6,600	448,338
Xero Ltd. (a)	23,900	2,457,354
Zoom Video Communications, Inc. Class A (a)	3,600	1,393,308
Zscaler, Inc. (a)	14,400	3,111,264
		1,064,820,931
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	545,800	74,752,768
Dell Technologies, Inc. (a)	372,719	37,148,903
Samsung Electronics Co. Ltd.	36,020	2,572,402
		114,474,073

TOTAL INFORMATION TECHNOLOGY		2,361,290,840

MATERIALS - 2.6%
Chemicals - 0.9%
Akzo Nobel NV	6,200	766,042
Celanese Corp. Class A	4,900	742,840
Growmax Resources Corp. (a)(d)(e)	4,800	213
PPG Industries, Inc.	53,433	9,071,320
Sherwin-Williams Co.	202,534	55,180,388
Westlake Chemical Corp.	51,848	4,670,986
		70,431,789
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	95,362	3,957,523
WestRock Co.	12,900	686,538
		4,644,061
Metals & Mining - 1.7%
ArcelorMittal SA Class A unit (b)	147,600	4,584,456
B2Gold Corp.	1,646,929	6,908,705
Barrick Gold Corp. (Canada)	480,766	9,944,208
Cleveland-Cliffs, Inc. (a)	184,700	3,982,132
First Quantum Minerals Ltd.	72,800	1,677,877
Franco-Nevada Corp.	298,117	43,262,558
Freeport-McMoRan, Inc.	484,300	17,972,373
Gatos Silver, Inc.	168,000	2,938,320
Ivanhoe Mines Ltd. (a)	3,314,587	23,931,553
Lundin Gold, Inc. (a)	88,500	743,212
Novagold Resources, Inc. (a)	461,834	3,703,316
Nucor Corp.	119,773	11,489,824
Osisko Gold Royalties Ltd.	40,928	560,961
POSCO sponsored ADR	10,900	836,793
Steel Dynamics, Inc.	76,100	4,535,560
Wheaton Precious Metals Corp.	20,900	921,246
		137,993,094

TOTAL MATERIALS		213,068,944

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equity Commonwealth	108,591	2,845,084
Prologis (REIT), Inc.	33,779	4,037,604
		6,882,688
UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. (a)	124,630	1,267,487
TOTAL COMMON STOCKS
(Cost $3,307,158,623)		7,908,097,917

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (c)(d)	19,024	91,769
Series C (c)(d)	74,857	361,098
		452,867
Internet & Direct Marketing Retail - 0.0%
GoBrands, Inc. Series G (c)(d)	3,340	834,056
Reddit, Inc. Series E (c)(d)	9,600	407,752
		1,241,808
Specialty Retail - 0.1%
Fanatics, Inc. Series E (c)(d)	95,908	3,344,312
TOTAL CONSUMER DISCRETIONARY		5,038,987
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (c)(d)	13,266	799,267
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(d)	194,500	815,928
Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E (c)(d)	79,800	1,253,211
Series F (c)(d)	4,099	64,372
		1,317,583
TOTAL HEALTH CARE		2,133,511
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Relativity Space, Inc. Series E (c)(d)	125,290	2,861,010
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	36,460	15,312,835
Series H (a)(c)(d)	7,256	3,047,447
Series N (c)(d)	24,552	10,311,594
		31,532,886
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (c)(d)	66,084	2,379,024
Transportation Infrastructure - 0.0%
Delhivery Pvt Ltd. Series H (c)(d)	3,262	1,563,997
TOTAL INDUSTRIALS		35,475,907
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
ByteDance Ltd. Series E1 (c)(d)	37,932	4,503,666
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. Series C1 (c)(d)	12,300	731,288
Software - 0.1%
Delphix Corp. Series D (a)(c)(d)	232,855	1,443,701
Magic Leap, Inc.:
Series B, 8.00% (a)(c)(d)	1,907,399	19
Series C (a)(c)(d)	17,554	0
Series ED (c)(d)	469,823	3,777,377
Nuro, Inc. Series C (c)(d)	190,290	2,484,160
Stripe, Inc. Series H (c)(d)	11,500	461,438
		8,166,695
TOTAL INFORMATION TECHNOLOGY		13,401,649
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc.:
Series E (a)(c)	248,712	2,255,258
Series F (a)(c)	16,235	147,215
		2,402,473

TOTAL CONVERTIBLE PREFERRED STOCKS		59,251,794

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Cazoo Holdings Ltd.:
Series A (c)	1,104	33,900
Series B (c)	19,337	593,765
Series C (c)	393	12,068
Series D (c)	69,079	2,121,152
		2,760,885
TOTAL PREFERRED STOCKS
(Cost $78,101,161)		62,012,679
	Principal Amount	Value

Nonconvertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Magic Leap, Inc. 10% 6/30/22 (Cost $4,756,362)(d)	4,756,362	7,134,543

Preferred Securities - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (c)(d)(g)	1,003,200	1,003,200
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (c)(d)(g)	680,000	680,000
TOTAL PREFERRED SECURITIES
(Cost $1,683,200)		1,683,200
	Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.06% (h)	199,858,415	199,898,386
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	28,801,923	28,804,803
TOTAL MONEY MARKET FUNDS
(Cost $228,703,183)		228,703,189
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $3,620,402,529)		8,207,631,528
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(84,759,803)
NET ASSETS - 100%		$8,122,871,725

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $106,058,486 or 1.3% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,758,933 or 0.6% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe Holding Co.	2/3/21	$1,180,000
ASAC II LP	10/10/13	$155,030
Blu Investments LLC	5/21/20	$36,484
Bowery Farming, Inc. Series C1	5/18/21	$799,267
ByteDance Ltd. Series E1	11/18/20	$4,156,368
Cano Health LLC	11/11/20	$3,058,840
Cazoo Holdings Ltd.	9/30/20	$463,836
Cazoo Holdings Ltd. Series A	9/30/20	$15,136
Cazoo Holdings Ltd. Series B	9/30/20	$265,110
Cazoo Holdings Ltd. Series C	9/30/20	$5,388
Cazoo Holdings Ltd. Series D	9/30/20	$947,071
Circle Internet Financial Ltd. 0%	5/11/21	$1,003,200
Delhivery Pvt Ltd. Series H	5/20/21	$1,592,260
Delphix Corp. Series D	7/10/15	$2,095,695
ElevateBio LLC Series C	3/9/21	$815,928
Epic Games, Inc.	7/13/20 - 7/30/20	$4,082,500
Fanatics, Inc. Series E	8/13/20	$1,658,249
GoBrands, Inc. Series G	3/2/21	$834,056
Lyra Health, Inc. Series E	1/14/21	$730,697
Lyra Health, Inc. Series F	6/4/21	$64,372
Magic Leap, Inc. Series B, 8.00%	10/17/14	$22,049,532
Magic Leap, Inc. Series C	12/23/15	$404,321
Magic Leap, Inc. Series ED	10/6/17	$12,685,221
Nuro, Inc. Series C	10/30/20	$2,484,160
Rad Power Bikes, Inc.	1/21/21	$703,890
Rad Power Bikes, Inc. Series A	1/21/21	$91,769
Rad Power Bikes, Inc. Series C	1/21/21	$361,098
Reddit, Inc. Series E	5/18/21	$407,752
Relativity Space, Inc. Series E	5/27/21	$2,861,010
Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	$3,185,238
Space Exploration Technologies Corp. Class C	9/11/17	$105,705
Space Exploration Technologies Corp. Series G	1/20/15	$2,824,191
Space Exploration Technologies Corp. Series H	8/4/17	$979,560
Space Exploration Technologies Corp. Series N	8/4/20	$6,629,040
Stripe, Inc. Class B	5/18/21	$1,071,428
Stripe, Inc. Series H	3/15/21	$461,438
Tanium, Inc. Class B	4/21/17 - 9/18/20	$3,439,433
Tenstorrent, Inc. Series C1	4/23/21	$731,288
Tenstorrent, Inc. 0%	4/23/21	$680,000
TulCo LLC	8/24/17 - 12/14/17	$2,643,700
WeWork Companies, Inc. Series E	6/23/15	$8,180,031
WeWork Companies, Inc. Series F	12/1/16	$814,871
Zipline International, Inc. Series E	12/21/20	$2,156,281
Zomato Ltd.	12/9/20 - 2/5/21	$1,178,353

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$77,560
Fidelity Securities Lending Cash Central Fund	59,921
Total	$137,481

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$218,043,291	$1,807,527,168	$1,825,677,108	$5,455	$(420)	$199,898,386	0.3%
Fidelity Securities Lending Cash Central Fund 0.06%	28,999,428	129,623,239	129,817,864	--	--	28,804,803	0.1%
Total	$247,042,719	$1,937,150,407	$1,955,494,972	$5,455	$(420)	$228,703,189

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,604,438,085	$1,582,979,148	$21,458,937	$--
Consumer Discretionary	1,047,943,489	993,803,280	48,389,857	5,750,352
Consumer Staples	154,579,679	138,994,707	14,785,705	799,267
Energy	12,689,563	12,689,563	--	--
Financials	1,332,320,568	1,314,113,835	15,697,555	2,509,178
Health Care	763,540,618	752,210,384	9,196,723	2,133,511
Industrials	456,284,513	398,050,497	794,429	57,439,587
Information Technology	2,374,692,489	2,318,567,948	30,396,644	25,727,897
Materials	213,068,944	213,068,731	--	213
Real Estate	9,285,161	6,882,688	2,402,473	--
Utilities	1,267,487	1,267,487	--	--
Corporate Bonds	7,134,543	--	--	7,134,543
Preferred Securities	1,683,200	--	--	1,683,200
Money Market Funds	228,703,189	228,703,189	--	--
Total Investments in Securities:	$8,207,631,528	$7,961,331,457	$143,122,323	$103,177,748
Net unrealized depreciation on unfunded commitments	$(362,106)	$--	$(362,106)	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$78,538,665
Net Realized Gain (Loss) on Investment Securities	1,762,846
Net Unrealized Gain (Loss) on Investment Securities	28,337,274
Cost of Purchases	17,016,970
Proceeds of Sales	(2,814,583)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(19,663,583)
Ending Balance	$103,177,589
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2021	$28,285,227

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,819,635) — See accompanying schedule: Unaffiliated issuers (cost $3,391,699,346)	$7,978,928,339
Fidelity Central Funds (cost $228,703,183)	228,703,189
Total Investment in Securities (cost $3,620,402,529)		$8,207,631,528
Cash		38,591
Restricted cash		706,766
Foreign currency held at value (cost $160,220)		163,910
Receivable for investments sold		346,042,026
Receivable for fund shares sold		76,043
Dividends receivable		1,625,555
Interest receivable		474,316
Distributions receivable from Fidelity Central Funds		30,551
Total assets		8,556,789,286
Liabilities
Payable for investments purchased	$15,912,802
Unrealized depreciation on unfunded commitments	362,106
Payable for fund shares redeemed	387,914,417
Other payables and accrued expenses	926,411
Collateral on securities loaned	28,801,825
Total liabilities		433,917,561
Net Assets		$8,122,871,725
Net Assets consist of:
Paid in capital		$2,661,809,372
Total accumulated earnings (loss)		5,461,062,353
Net Assets		$8,122,871,725
Net Asset Value, offering price and redemption price per share ($8,122,871,725 ÷ 358,417,698 shares)		$22.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$25,243,107
Interest		239,089
Income from Fidelity Central Funds (including $59,921 from security lending)		137,481
Total income		25,619,677
Expenses
Custodian fees and expenses	$103,444
Independent trustees' fees and expenses	13,272
Interest	221
Total expenses before reductions	116,937
Expense reductions	(97)
Total expenses after reductions		116,840
Net investment income (loss)		25,502,837
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $905,429)	875,846,408
Fidelity Central Funds	5,455
Foreign currency transactions	(22,793)
Total net realized gain (loss)		875,829,070
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,138,780)	226,485,380
Fidelity Central Funds	(420)
Unfunded commitments	(362,106)
Assets and liabilities in foreign currencies	(1,142)
Total change in net unrealized appreciation (depreciation)		226,121,712
Net gain (loss)		1,101,950,782
Net increase (decrease) in net assets resulting from operations		$1,127,453,619

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,502,837	$42,096,279
Net realized gain (loss)	875,829,070	1,074,492,441
Change in net unrealized appreciation (depreciation)	226,121,712	766,684,672
Net increase (decrease) in net assets resulting from operations	1,127,453,619	1,883,273,392
Distributions to shareholders	(197,195,097)	(1,072,699,853)
Share transactions
Proceeds from sales of shares	583,740,637	708,743,743
Reinvestment of distributions	197,195,097	1,072,699,854
Cost of shares redeemed	(1,261,612,172)	(1,818,460,906)
Net increase (decrease) in net assets resulting from share transactions	(480,676,438)	(37,017,309)
Total increase (decrease) in net assets	449,582,084	773,556,230
Net Assets
Beginning of period	7,673,289,641	6,899,733,411
End of period	$8,122,871,725	$7,673,289,641
Other Information
Shares
Sold	28,286,772	36,100,721
Issued in reinvestment of distributions	9,435,172	54,583,007
Redeemed	(58,248,118)	(92,929,459)
Net increase (decrease)	(20,526,174)	(2,245,731)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Opportunistic Insights Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$20.25	$18.10	$15.18	$17.32	$14.69	$14.89
Income from Investment Operations
Net investment income (loss)A	.07	.12	.15	.15	.09	–B
Net realized and unrealized gain (loss)	2.85	5.36	4.43	(.42)	4.75	.19
Total from investment operations	2.92	5.48	4.58	(.27)	4.84	.19
Distributions from net investment income	(.02)	(.16)	(.15)	(.13)	(.10)	–B
Distributions from net realized gain	(.50)	(3.18)	(1.51)	(1.75)	(2.10)	(.38)
Total distributions	(.51)C	(3.33)C	(1.66)	(1.87)C	(2.21)C	(.39)C
Net asset value, end of period	$22.66	$20.25	$18.10	$15.18	$17.32	$14.69
Total ReturnD,E	14.64%	31.18%	30.53%	(1.87)%	32.96%	1.33%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %I	.27%	.83%
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %I	.27%	.83%
Expenses net of all reductions	- %H,I	- %I	- %I	- %I	.27%	.82%
Net investment income (loss)	.63%H	.61%	.81%	.80%	.50%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$8,122,872	$7,673,290	$6,899,733	$6,419,232	$6,317,188	$2,240,033
Portfolio turnover rateJ	61%H	33%	27%K	32%L	37%	40%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equity	$94,359,846	Market comparable	Enterprise value/Sales multiple (EV/S)	2.7 – 10.3/5.0	Increase
			Discount rate	13.8% - 57.1%/35.1%	Decrease
			Discount for lack of marketability	20.0%	Decrease
		Recovery value	Recovery value	0.0% - 750,000.0%/1,197.1%	Increase
		Market approach	Transaction price	$0.04 - $885.00/$342.86	Increase
			Discount rate	50.0%	Decrease
Corporate Bonds	$7,134,543	Recovery value	Recovery value	150.0%	Increase
Preferred Securities	$1,683,200	Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,630,713,456
Gross unrealized depreciation	(64,943,510)
Net unrealized appreciation (depreciation)	$4,565,769,946
Tax cost	$3,641,499,476

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Series Opportunistic Insights Fund	13,399,428.16

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Opportunistic Insights Fund	2,344,378,101	2,599,528,981

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Opportunistic Insights Fund	$39,613

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Opportunistic Insights Fund	Borrower	$28,461,000.28%		$221

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Opportunistic Insights Fund	77,654,339	186,092,838

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Opportunistic Insights Fund	$5,877	$2,878	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $97.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Series Opportunistic Insights Fund	- %-C
Actual		$1,000.00	$1,146.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Opportunistic Insights Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through April 30, 2024.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

O1T-SANN-0821
1.951055.108

Fidelity Flex® Funds

Fidelity Flex® Opportunistic Insights Fund

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2021

% of fund's net assets
Facebook, Inc. Class A	10.3
Amazon.com, Inc.	6.7
Berkshire Hathaway, Inc. Class A	5.6
Microsoft Corp.	4.8
Salesforce.com, Inc.	3.3
NVIDIA Corp.	2.9
Alphabet, Inc. Class C	2.6
Bank of America Corp.	2.4
Adobe, Inc.	2.4
Alphabet, Inc. Class A	2.0
43.0

Top Five Market Sectors as of June 30, 2021

% of fund's net assets
Information Technology	29.4
Communication Services	19.5
Financials	17.0
Consumer Discretionary	13.1
Health Care	9.8

Asset Allocation (% of fund's net assets)

As of June 30, 2021*
Stocks	98.9%
Convertible Securities	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 10.0%

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 19.5%
Entertainment - 2.9%
Activision Blizzard, Inc.	278	$26,532
Netflix, Inc. (a)	1,337	706,217
Nintendo Co. Ltd.	99	57,289
Roblox Corp. (a)	130	11,697
The Walt Disney Co. (a)	2,922	513,600
World Wrestling Entertainment, Inc. Class A	56	3,242
		1,318,577
Interactive Media & Services - 15.5%
Alphabet, Inc.:
Class A (a)	372	908,346
Class C (a)	468	1,172,958
Bumble, Inc.	256	14,746
Facebook, Inc. Class A (a)	13,249	4,606,802
Match Group, Inc. (a)	102	16,448
NAVER Corp.	12	4,434
Snap, Inc. Class A (a)	2,543	173,280
Tencent Holdings Ltd.	662	49,844
Twitter, Inc. (a)	191	13,143
Zoominfo Technologies, Inc.	85	4,434
		6,964,435
Media - 0.5%
Charter Communications, Inc. Class A (a)	89	64,209
Comcast Corp. Class A	1,994	113,698
Discovery Communications, Inc. Class A (a)	166	5,093
Endeavor Group Holdings, Inc. (a)	200	5,542
Liberty Media Corp. Liberty Formula One Group Series C (a)	230	11,088
		199,630
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc.	1,987	287,777

TOTAL COMMUNICATION SERVICES		8,770,419

CONSUMER DISCRETIONARY - 13.0%
Automobiles - 0.9%
General Motors Co. (a)	1,977	116,979
Harley-Davidson, Inc.	446	20,436
Hyundai Motor Co.	466	98,767
Rad Power Bikes, Inc. (b)(c)	669	3,227
Tesla, Inc. (a)	4	2,719
Toyota Motor Corp.	1,771	154,810
XPeng, Inc. Class A (a)	978	20,784
		417,722
Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc. Class A	582	89,127
Chipotle Mexican Grill, Inc. (a)	67	103,873
Evolution Gaming Group AB (d)	224	35,398
Hilton Worldwide Holdings, Inc. (a)	400	48,248
McDonald's Corp.	14	3,234
Starbucks Corp.	87	9,727
		289,607
Household Durables - 1.1%
D.R. Horton, Inc.	2,041	184,445
Garmin Ltd.	311	44,983
Lennar Corp. Class A	1,662	165,120
Mohawk Industries, Inc. (a)	194	37,285
Sony Group Corp.	159	15,418
Tempur Sealy International, Inc.	89	3,488
Whirlpool Corp.	114	24,854
		475,593
Internet & Direct Marketing Retail - 7.6%
Amazon.com, Inc. (a)	874	3,006,700
Coupang, Inc. Class A (a)	261	10,915
Deliveroo PLC (a)(d)	12,278	48,982
Deliveroo PLC	2,200	8,338
Doordash, Inc. (e)	364	64,912
eBay, Inc.	3,081	216,317
Marqeta, Inc. Class A	347	9,740
Wayfair LLC Class A (a)	110	34,728
Zomato Ltd. (b)	6,700	5,437
ZOZO, Inc.	243	8,257
		3,414,326
Leisure Products - 0.0%
Mattel, Inc. (a)	237	4,764
Specialty Retail - 1.8%
Academy Sports & Outdoors, Inc.	959	39,549
AutoZone, Inc. (a)	8	11,938
Best Buy Co., Inc.	407	46,797
Burlington Stores, Inc. (a)	97	31,233
Cazoo Holdings Ltd. (b)	94	2,886
Dick's Sporting Goods, Inc.	242	24,246
Lithia Motors, Inc. Class A (sub. vtg.)	50	17,182
National Vision Holdings, Inc. (a)	163	8,334
O'Reilly Automotive, Inc. (a)	52	29,443
The Home Depot, Inc.	1,539	490,772
TJX Companies, Inc.	1,060	71,465
Williams-Sonoma, Inc.	256	40,870
		814,715
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	167	64,140
Dr. Martens Ltd. (a)	3,297	20,295
Figs, Inc. Class A (a)	472	23,647
Hermes International SCA	2	2,913
lululemon athletica, Inc. (a)	100	36,497
LVMH Moet Hennessy Louis Vuitton SE	15	11,800
NIKE, Inc. Class B	1,391	214,896
Paymentus Holdings, Inc. (a)	119	4,225
Tapestry, Inc. (a)	147	6,392
		384,805

TOTAL CONSUMER DISCRETIONARY		5,801,532

CONSUMER STAPLES - 2.0%
Beverages - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.)	313	73,208
Diageo PLC	271	12,989
Keurig Dr. Pepper, Inc.	657	23,153
Monster Beverage Corp. (a)	334	30,511
PepsiCo, Inc.	155	22,966
The Coca-Cola Co.	603	32,628
		195,455
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	1,083	428,511
Oatly Group AB ADR (a)	166	4,060
		432,571
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	742	236,015
L'Oreal SA (a)	43	19,204
		255,219

TOTAL CONSUMER STAPLES		883,245

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd.	969	35,177
Hess Corp.	583	50,908
Reliance Industries Ltd.	546	15,497
		101,582
FINANCIALS - 17.0%
Banks - 5.7%
Bank of America Corp.	26,421	1,089,338
Citigroup, Inc.	724	51,223
Citizens Financial Group, Inc.	65	2,982
HDFC Bank Ltd.	100	2,014
HDFC Bank Ltd. sponsored ADR (a)	301	22,009
JPMorgan Chase & Co.	4,943	768,834
Kotak Mahindra Bank Ltd. (a)	2,218	50,878
M&T Bank Corp.	111	16,129
Royal Bank of Canada	2,474	250,653
Starling Bank Ltd. Series D (a)(c)	6,297	11,275
The Toronto-Dominion Bank	3,181	222,921
Wells Fargo & Co.	1,723	78,035
		2,566,291
Capital Markets - 3.3%
BlackRock, Inc. Class A	190	166,244
Brookfield Asset Management, Inc. (Canada) Class A	352	17,958
Charles Schwab Corp.	363	26,430
Goldman Sachs Group, Inc.	1,345	510,468
Moody's Corp.	6	2,174
Morgan Stanley	7,379	676,581
MSCI, Inc.	156	83,160
		1,483,015
Consumer Finance - 0.5%
American Express Co.	417	68,901
Capital One Financial Corp.	899	139,066
		207,967
Diversified Financial Services - 5.6%
23andMe Holding Co. (b)	424	4,461
23andMe Holding Co.:
Class A	80	842
Class B	648	6,818
Berkshire Hathaway, Inc. Class A (a)	6	2,511,606
		2,523,727
Insurance - 1.9%
Admiral Group PLC	2,504	108,901
AIA Group Ltd.	1,389	17,231
American International Group, Inc.	1,549	73,732
Arthur J. Gallagher & Co.	231	32,358
Brookfield Asset Management Reinsurance Partners Ltd. (a)	2	106
Chubb Ltd.	1,089	173,086
Direct Line Insurance Group PLC	629	2,480
Fairfax Financial Holdings Ltd. (sub. vtg.)	75	32,890
Hartford Financial Services Group, Inc.	551	34,145
Intact Financial Corp.	191	25,949
Progressive Corp.	1,038	101,942
The Travelers Companies, Inc.	1,485	222,319
		825,139

TOTAL FINANCIALS		7,606,139

HEALTH CARE - 9.8%
Biotechnology - 1.6%
AbbVie, Inc.	2,639	297,257
Acceleron Pharma, Inc. (a)	37	4,643
BioNTech SE ADR (a)	34	7,612
Cullinan Oncology, Inc.	41	1,056
Genmab A/S (a)	7	2,864
Idorsia Ltd. (a)	1,085	29,832
Innovent Biologics, Inc. (a)(d)	1,256	14,648
Intellia Therapeutics, Inc. (a)	184	29,791
Moderna, Inc. (a)	77	18,093
Regeneron Pharmaceuticals, Inc. (a)	419	234,028
Zai Lab Ltd. (a)	213	37,577
Zai Lab Ltd. ADR (a)	80	14,159
		691,560
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	580	67,239
Align Technology, Inc. (a)	38	23,218
Danaher Corp.	1,714	459,969
Edwards Lifesciences Corp. (a)	726	75,192
Envista Holdings Corp. (a)	387	16,722
Hologic, Inc. (a)	1,005	67,054
Intuitive Surgical, Inc. (a)	171	157,258
Medtronic PLC	1,000	124,130
Sonova Holding AG Class B	70	26,328
Stryker Corp.	45	11,688
Venus MedTech Hangzhou, Inc. (H Shares) (a)(d)	377	3,144
West Pharmaceutical Services, Inc.	20	7,182
		1,039,124
Health Care Providers & Services - 2.4%
Alignment Healthcare, Inc. (a)	100	2,337
AmerisourceBergen Corp.	223	25,531
Anthem, Inc.	7	2,673
Cano Health LLC (b)	1,002	11,518
Centene Corp. (a)	44	3,209
CVS Health Corp.	247	20,610
dentalcorp Holdings Ltd. (a)	831	11,034
Guardant Health, Inc. (a)	72	8,942
HCA Holdings, Inc.	323	66,777
Henry Schein, Inc. (a)	262	19,438
Humana, Inc.	63	27,891
Laboratory Corp. of America Holdings (a)	26	7,172
LifeStance Health Group, Inc.	300	8,358
McKesson Corp.	31	5,928
Oak Street Health, Inc. (a)	521	30,515
Option Care Health, Inc. (a)	553	12,094
Owens & Minor, Inc.	198	8,381
Patterson Companies, Inc.	1,021	31,028
Surgery Partners, Inc. (a)	169	11,259
UnitedHealth Group, Inc.	1,946	779,256
		1,093,951
Health Care Technology - 0.1%
Doximity, Inc.	401	23,338
Veeva Systems, Inc. Class A (a)	11	3,420
		26,758
Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories, Inc. Class A (a)	90	57,986
Bruker Corp.	52	3,951
Charles River Laboratories International, Inc. (a)	9	3,329
Eurofins Scientific SA	268	30,634
IQVIA Holdings, Inc. (a)	259	62,761
Maravai LifeSciences Holdings, Inc.	967	40,353
Mettler-Toledo International, Inc. (a)	116	160,699
Thermo Fisher Scientific, Inc.	316	159,413
Waters Corp. (a)	87	30,068
WuXi AppTec Co. Ltd. (H Shares) (d)	128	2,989
		552,183
Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	1,390	92,880
Eli Lilly & Co.	1,834	420,940
Hansoh Pharmaceutical Group Co. Ltd. (d)	3,196	13,995
Horizon Therapeutics PLC (a)	2,146	200,951
Jazz Pharmaceuticals PLC (a)	362	64,306
Royalty Pharma PLC	2,076	85,095
Supernus Pharmaceuticals, Inc. (a)	148	4,557
UCB SA	173	18,085
Zoetis, Inc. Class A	461	85,912
		986,721

TOTAL HEALTH CARE		4,390,297

INDUSTRIALS - 5.2%
Aerospace & Defense - 0.2%
HEICO Corp. Class A	199	24,712
Northrop Grumman Corp.	111	40,341
Space Exploration Technologies Corp. Class A (a)(b)(c)	20	8,400
TransDigm Group, Inc. (a)	16	10,357
		83,810
Air Freight & Logistics - 1.3%
Expeditors International of Washington, Inc.	50	6,330
FedEx Corp.	113	33,711
United Parcel Service, Inc. Class B	2,470	513,686
XPO Logistics, Inc. (a)	69	9,652
		563,379
Airlines - 0.0%
Southwest Airlines Co. (a)	88	4,672
Building Products - 0.6%
Carrier Global Corp.	562	27,313
Fortune Brands Home & Security, Inc.	1,214	120,927
Toto Ltd.	1,371	70,960
Trane Technologies PLC	392	72,183
		291,383
Commercial Services & Supplies - 0.3%
Cintas Corp.	288	110,016
Clean TeQ Water Pty Ltd. (a)	3	0
GFL Environmental, Inc.	538	17,173
Sunrise Energy Metals Ltd. (a)	7	9
		127,198
Electrical Equipment - 0.2%
Acuity Brands, Inc.	83	15,523
AMETEK, Inc.	89	11,882
Generac Holdings, Inc. (a)	42	17,436
Vertiv Holdings Co.	136	3,713
Vestas Wind Systems A/S	1,220	47,623
		96,177
Industrial Conglomerates - 0.7%
3M Co.	16	3,178
General Electric Co.	20,954	282,041
Honeywell International, Inc.	61	13,380
		298,599
Machinery - 0.5%
Deere & Co.	238	83,945
IDEX Corp.	31	6,822
Illinois Tool Works, Inc.	39	8,719
Ingersoll Rand, Inc. (a)	285	13,911
Kornit Digital Ltd. (a)	33	4,103
Nordson Corp.	15	3,293
Otis Worldwide Corp.	451	36,878
PACCAR, Inc.	465	41,501
Pentair PLC	163	11,001
		210,173
Professional Services - 0.2%
Clarivate Analytics PLC (a)	1,402	38,597
Equifax, Inc.	135	32,334
Recruit Holdings Co. Ltd.	65	3,188
Thomson Reuters Corp.	211	20,959
		95,078
Road & Rail - 1.2%
Canadian Pacific Railway Ltd.	3,678	282,823
J.B. Hunt Transport Services, Inc.	129	21,021
Union Pacific Corp.	1,103	242,583
		546,427

TOTAL INDUSTRIALS		2,316,896

INFORMATION TECHNOLOGY - 29.3%
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	8,111	554,874
CDW Corp.	114	19,910
Keysight Technologies, Inc. (a)	91	14,051
Samsung SDI Co. Ltd.	34	21,002
Zebra Technologies Corp. Class A (a)	41	21,709
		631,546
IT Services - 5.1%
Accenture PLC Class A	1,259	371,141
Adyen BV (a)(d)	67	164,306
Edenred SA	22	1,253
MasterCard, Inc. Class A	1,468	535,952
MongoDB, Inc. Class A (a)	145	52,420
Okta, Inc. (a)	551	134,819
PayPal Holdings, Inc. (a)	1,299	378,633
Shopify, Inc. Class A (a)	234	342,217
Snowflake Computing, Inc.	45	10,881
Twilio, Inc. Class A (a)	20	7,883
Visa, Inc. Class A	1,231	287,832
		2,287,337
Semiconductors & Semiconductor Equipment - 8.1%
Advanced Micro Devices, Inc. (a)	3,806	357,498
Analog Devices, Inc.	921	158,559
Applied Materials, Inc.	2,085	296,904
ASML Holding NV	49	33,851
Lam Research Corp.	252	163,976
Lattice Semiconductor Corp. (a)	470	26,405
Marvell Technology, Inc.	819	47,772
NVIDIA Corp.	1,641	1,312,964
NXP Semiconductors NV	154	31,681
Qorvo, Inc. (a)	567	110,934
Qualcomm, Inc.	5,106	729,801
Semtech Corp. (a)	207	14,242
Silergy Corp.	35	4,752
Skyworks Solutions, Inc.	469	89,931
Synaptics, Inc. (a)	743	115,596
Texas Instruments, Inc.	663	127,495
		3,622,361
Software - 13.3%
Adobe, Inc. (a)	1,805	1,057,080
Atlassian Corp. PLC (a)	847	217,560
Cadence Design Systems, Inc. (a)	1,562	213,713
Clear Secure, Inc.	449	17,960
Cloudflare, Inc. (a)	2,569	271,903
Confluent, Inc.	69	3,278
Crowdstrike Holdings, Inc. (a)	132	33,173
DocuSign, Inc. (a)	80	22,366
Dropbox, Inc. Class A (a)	1,391	42,161
Duck Creek Technologies, Inc. (a)	215	9,355
Dynatrace, Inc. (a)	699	40,836
Epic Games, Inc. (b)(c)	34	30,090
Fortinet, Inc. (a)	54	12,862
HubSpot, Inc. (a)	8	4,662
Intuit, Inc.	512	250,967
Microsoft Corp.	8,018	2,172,076
Monday.com Ltd.	54	12,074
Qualtrics International, Inc.	198	7,574
Salesforce.com, Inc. (a)	6,055	1,479,055
SentinelOne, Inc.	141	5,993
ServiceNow, Inc. (a)	91	50,009
Stripe, Inc. Class B (a)(b)(c)	88	3,531
SUSE SA (a)	141	5,526
Tanium, Inc. Class B (a)(b)(c)	741	8,410
UiPath, Inc. Class A (a)	17	1,155
Xero Ltd. (a)	103	10,590
Zoom Video Communications, Inc. Class A (a)	21	8,128
Zscaler, Inc. (a)	76	16,421
		6,008,508
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	2,951	404,169
Dell Technologies, Inc. (a)	2,016	200,935
Samsung Electronics Co. Ltd.	211	15,069
		620,173

TOTAL INFORMATION TECHNOLOGY		13,169,925

MATERIALS - 2.7%
Chemicals - 1.0%
Akzo Nobel NV	25	3,089
Celanese Corp. Class A	17	2,577
FMC Corp.	19	2,056
PPG Industries, Inc.	269	45,668
Sherwin-Williams Co.	1,438	391,783
Westlake Chemical Corp.	274	24,685
		469,858
Containers & Packaging - 0.1%
Sealed Air Corp.	77	4,562
Silgan Holdings, Inc.	528	21,912
WestRock Co.	48	2,555
		29,029
Metals & Mining - 1.6%
ArcelorMittal SA Class A unit	898	27,892
B2Gold Corp.	4,102	17,207
Barrick Gold Corp. (Canada)	3,742	77,400
Cleveland-Cliffs, Inc.(a)	885	19,081
First Quantum Minerals Ltd.	358	8,251
Franco-Nevada Corp.	1,430	207,521
Freeport-McMoRan, Inc.	2,619	97,191
Gatos Silver, Inc.	600	10,494
Ivanhoe Mines Ltd. (a)	17,927	129,434
Newmont Corp.	264	16,732
Novagold Resources, Inc. (a)	2,431	19,494
Nucor Corp.	671	64,369
Osisko Gold Royalties Ltd.	227	3,111
Steel Dynamics, Inc.	351	20,920
Wheaton Precious Metals Corp.	125	5,510
		724,607

TOTAL MATERIALS		1,223,494

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equity Commonwealth	723	18,943
Prologis (REIT), Inc.	199	23,786
		42,729
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. (a)	2,984	30,347
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	696	18,145

TOTAL UTILITIES		48,492

TOTAL COMMON STOCKS
(Cost $32,789,466)		44,354,750

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (b)(c)	88	425
Series C (b)(c)	343	1,655
		2,080
Internet & Direct Marketing Retail - 0.0%
GoBrands, Inc. Series G (b)(c)	9	2,247
Reddit, Inc. Series E (b)(c)	65	2,761
		5,008
Specialty Retail - 0.1%
Fanatics, Inc. Series E (b)(c)	290	10,112
TOTAL CONSUMER DISCRETIONARY		17,200
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (b)(c)	50	3,012
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)	1,014	4,254
Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E (b)(c)	600	9,423
Series F (b)(c)	17	267
		9,690
TOTAL HEALTH CARE		13,944
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Relativity Space, Inc. Series E (b)(c)	505	11,532
Space Exploration Technologies Corp. Series N (b)(c)	74	31,079
		42,611
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (b)(c)	236	8,496
Transportation Infrastructure - 0.0%
Delhivery Pvt Ltd. Series H (b)(c)	11	5,274
TOTAL INDUSTRIALS		56,381
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (b)(c)	117	13,891
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. Series C1 (b)(c)	100	5,945
Software - 0.0%
Nuro, Inc. Series C (b)(c)	562	7,337
Stripe, Inc. Series H (b)(c)	89	3,571
		10,908
TOTAL INFORMATION TECHNOLOGY		30,744

TOTAL CONVERTIBLE PREFERRED STOCKS		121,281

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (b)	3	92
Series B (b)	54	1,658
Series C (b)	1	31
Series D (b)	192	5,896
		7,677
TOTAL PREFERRED STOCKS
(Cost $102,811)		128,958
	Principal Amount	Value

Preferred Securities - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (b)(c)(f)	3,800	3,800
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (b)(c)(f)	4,994	4,994
TOTAL PREFERRED SECURITIES
(Cost $8,794)		8,794
	Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.06% (g)	894,250	894,429
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	56,274	56,280
TOTAL MONEY MARKET FUNDS
(Cost $950,709)		950,709
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $33,851,780)		45,443,211
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(576,946)
NET ASSETS - 100%		$44,866,265

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $215,712 or 0.5% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $283,462 or 0.6% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe Holding Co.	2/3/21	$4,240
Bowery Farming, Inc. Series C1	5/18/21	$3,012
ByteDance Ltd. Series E1	11/18/20	$12,820
Cano Health LLC	11/11/20	$10,020
Cazoo Holdings Ltd.	9/30/20	$1,289
Cazoo Holdings Ltd. Series A	9/30/20	$41
Cazoo Holdings Ltd. Series B	9/30/20	$740
Cazoo Holdings Ltd. Series C	9/30/20	$14
Cazoo Holdings Ltd. Series D	9/30/20	$2,632
Circle Internet Financial Ltd. 0%	5/11/21	$3,800
Delhivery Pvt Ltd. Series H	5/20/21	$5,369
ElevateBio LLC Series C	3/9/21	$4,254
Epic Games, Inc.	7/30/20	$19,550
Fanatics, Inc. Series E	8/13/20	$5,014
GoBrands, Inc. Series G	3/2/21	$2,247
Lyra Health, Inc. Series E	1/14/21	$5,494
Lyra Health, Inc. Series F	6/4/21	$267
Nuro, Inc. Series C	10/30/20	$7,337
Rad Power Bikes, Inc.	1/21/21	$3,227
Rad Power Bikes, Inc. Series A	1/21/21	$425
Rad Power Bikes, Inc. Series C	1/21/21	$1,655
Reddit, Inc. Series E	5/18/21	$2,761
Relativity Space, Inc. Series E	5/27/21	$11,532
Space Exploration Technologies Corp. Class A	2/16/21	$8,400
Space Exploration Technologies Corp. Series N	8/4/20	$19,980
Stripe, Inc. Class B	5/18/21	$3,531
Stripe, Inc. Series H	3/15/21	$3,571
Tanium, Inc. Class B	4/21/17 - 9/18/20	$7,801
Tenstorrent, Inc. Series C1	4/23/21	$5,945
Tenstorrent, Inc. 0%	4/23/21	$4,994
Zipline International, Inc. Series E	12/21/20	$7,701
Zomato Ltd.	12/9/20	$4,073

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$219
Fidelity Securities Lending Cash Central Fund	1
Total	$220

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$511,713	$26,408,354	$26,025,638	$--	$--	$894,429	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	124,855	68,575	--	--	56,280	0.0%
Total	$511,713	$26,533,209	$26,094,213	$--	$--	$950,709

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$8,770,419	$8,663,286	$107,133	$--
Consumer Discretionary	5,826,409	5,578,832	227,150	20,427
Consumer Staples	886,257	851,052	32,193	3,012
Energy	101,582	101,582	--	--
Financials	7,606,139	7,565,512	29,352	11,275
Health Care	4,404,241	4,341,202	49,095	13,944
Industrials	2,373,277	2,305,308	3,188	64,781
Information Technology	13,200,669	12,963,588	164,306	72,775
Materials	1,223,494	1,223,494	--	--
Real Estate	42,729	42,729	--	--
Utilities	48,492	48,492	--	--
Preferred Securities	8,794	--	--	8,794
Money Market Funds	950,709	950,709	--	--
Total Investments in Securities:	$45,443,211	$44,635,786	$612,417	$195,008
Net unrealized depreciation on unfunded commitments	$(1,185)	$--	$(1,185)	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	90.0%
Canada	3.8%
Ireland	2.0%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $53,499) — See accompanying schedule: Unaffiliated issuers (cost $32,901,071)	$44,492,502
Fidelity Central Funds (cost $950,709)	950,709
Total Investment in Securities (cost $33,851,780)		$45,443,211
Cash		12,478
Foreign currency held at value (cost $11,059)		11,048
Receivable for investments sold		52,053
Receivable for fund shares sold		8,024
Dividends receivable		7,030
Distributions receivable from Fidelity Central Funds		43
Total assets		45,533,887
Liabilities
Payable for investments purchased	$101,216
Net unrealized depreciation on unfunded commitments	1,185
Payable for fund shares redeemed	508,133
Other payables and accrued expenses	808
Collateral on securities loaned	56,280
Total liabilities		667,622
Net Assets		$44,866,265
Net Assets consist of:
Paid in capital		$31,191,570
Total accumulated earnings (loss)		13,674,695
Net Assets		$44,866,265
Net Asset Value, offering price and redemption price per share ($44,866,265 ÷ 2,118,544 shares)		$21.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$82,075
Income from Fidelity Central Funds (including $1 from security lending)		220
Total income		82,295
Expenses
Independent trustees' fees and expenses	$40
Total expenses before reductions	40
Expense reductions	(2)
Total expenses after reductions		38
Net investment income (loss)		82,257
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,693)	2,066,356
Foreign currency transactions	347
Total net realized gain (loss)		2,066,703
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,946)	1,822,445
Unfunded commitments	(1,185)
Assets and liabilities in foreign currencies	(414)
Total change in net unrealized appreciation (depreciation)		1,820,846
Net gain (loss)		3,887,549
Net increase (decrease) in net assets resulting from operations		$3,969,806

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$82,257	$137,658
Net realized gain (loss)	2,066,703	2,208,135
Change in net unrealized appreciation (depreciation)	1,820,846	3,297,199
Net increase (decrease) in net assets resulting from operations	3,969,806	5,642,992
Distributions to shareholders	(592,510)	(1,482,822)
Share transactions
Proceeds from sales of shares	23,136,152	10,267,922
Reinvestment of distributions	592,510	1,482,822
Cost of shares redeemed	(4,948,823)	(21,457,319)
Net increase (decrease) in net assets resulting from share transactions	18,779,839	(9,706,575)
Total increase (decrease) in net assets	22,157,135	(5,546,405)
Net Assets
Beginning of period	22,709,130	28,255,535
End of period	$44,866,265	$22,709,130
Other Information
Shares
Sold	1,151,281	595,451
Issued in reinvestment of distributions	30,957	78,030
Redeemed	(255,055)	(1,333,136)
Net increase (decrease)	927,183	(659,655)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Opportunistic Insights Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$19.06	$15.26	$11.82	$12.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.10	.12	.11	.07
Net realized and unrealized gain (loss)	2.62	5.04	3.49	(.33)	2.17
Total from investment operations	2.68	5.14	3.61	(.22)	2.24
Distributions from net investment income	(.02)	(.14)	(.10)	(.15)	(.04)
Distributions from net realized gain	(.55)	(1.20)	(.07)	–	(.01)
Total distributions	(.56)C	(1.34)	(.17)	(.15)	(.05)
Net asset value, end of period	$21.18	$19.06	$15.26	$11.82	$12.19
Total ReturnD,E	14.39%	33.68%	30.56%	(1.85)%	22.37%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	-%	-%	- %I
Expenses net of all reductionsH	- %I	-%	-%	-%	- %I
Net investment income (loss)	.61%I	.61%	.82%	.81%	.78%I
Supplemental Data
Net assets, end of period (000 omitted)	$44,866	$22,709	$28,256	$16,723	$14,501
Portfolio turnover rateJ	70%I	39%	67%	93%	28%I

 A For the period March 8, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity Flex Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,779,546
Gross unrealized depreciation	(262,390)
Net unrealized appreciation (depreciation)	$11,517,156
Tax cost	$33,924,870

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Opportunistic Insights Fund	27,910,583	9,263,202

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Flex Opportunistic Insights Fund	$178

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Opportunistic Insights Fund	751,466	612,825

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex Opportunistic Insights Fund	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Flex Opportunistic Insights Fund	26%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Flex Opportunistic Insights Fund	- %C
Actual		$1,000.00	$1,143.90	$-D
Hypothetical-E		$1,000.00	$1,024.79	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Opportunistic Insights Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZPI-SANN-0821
1.9881594.104

Fidelity® Contrafund® K6

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

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Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2021

% of fund's net assets
Facebook, Inc. Class A	10.0
Amazon.com, Inc.	8.2
Berkshire Hathaway, Inc. Class A	5.5
Microsoft Corp.	5.2
Apple, Inc.	3.4
UnitedHealth Group, Inc.	3.3
Salesforce.com, Inc.	2.8
Alphabet, Inc. Class A	2.7
Alphabet, Inc. Class C	2.5
NVIDIA Corp.	2.5
46.1

Top Five Market Sectors as of June 30, 2021

% of fund's net assets
Information Technology	31.7
Communication Services	20.3
Consumer Discretionary	13.6
Financials	12.3
Health Care	11.5

Asset Allocation (% of fund's net assets)

As of June 30, 2021 *
Stocks	98.8%
Convertible Securities	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 7.8%

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 20.3%
Entertainment - 3.4%
Activision Blizzard, Inc.	1,437,677	$137,211,893
Netflix, Inc. (a)	981,571	518,475,618
Nintendo Co. Ltd.	24,895	14,406,065
Roblox Corp. (a)(b)	58,662	5,278,407
Spotify Technology SA (a)	31,421	8,659,313
The Walt Disney Co. (a)	728,977	128,132,287
World Wrestling Entertainment, Inc. Class A (b)	39,543	2,289,144
		814,452,727
Interactive Media & Services - 15.7%
Alphabet, Inc.:
Class A (a)	258,411	630,985,396
Class C (a)	237,278	594,694,597
Bumble, Inc. (b)	253,969	14,628,614
Facebook, Inc. Class A (a)	6,826,923	2,373,789,383
Match Group, Inc. (a)	59,303	9,562,609
NAVER Corp.	11,533	4,261,086
Snap, Inc. Class A (a)	1,395,660	95,100,272
Tencent Holdings Ltd.	127,218	9,578,563
Twitter, Inc. (a)	72,970	5,021,066
Zoominfo Technologies, Inc.	44,700	2,331,999
		3,739,953,585
Media - 0.5%
Charter Communications, Inc. Class A (a)	73,434	52,978,959
Comcast Corp. Class A	1,036,367	59,093,646
Discovery Communications, Inc. Class A (a)	131,549	4,035,923
Endeavor Group Holdings, Inc. (a)(b)	178,581	4,948,480
Liberty Media Corp. Liberty Formula One Group Series C (a)	134,274	6,473,350
TechTarget, Inc. (a)	20,677	1,602,261
		129,132,619
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	1,147,147	166,141,300

TOTAL COMMUNICATION SERVICES		4,849,680,231

CONSUMER DISCRETIONARY - 13.5%
Automobiles - 0.7%
General Motors Co. (a)	995,449	58,900,717
Harley-Davidson, Inc.	229,481	10,514,819
Hyundai Motor Co.	111,240	23,576,973
Rad Power Bikes, Inc. (c)(d)	331,574	1,599,460
Tesla, Inc. (a)	3,305	2,246,409
Toyota Motor Corp.	566,543	49,523,845
XPeng, Inc. Class A (a)	515,900	10,963,448
		157,325,671
Hotels, Restaurants & Leisure - 0.3%
Airbnb, Inc. Class A	20,940	3,206,752
Chipotle Mexican Grill, Inc. (a)	19,371	30,031,636
Evolution Gaming Group AB (e)	65,142	10,294,112
Hilton Worldwide Holdings, Inc. (a)	217,446	26,228,337
McDonald's Corp.	9,935	2,294,886
Starbucks Corp.	69,244	7,742,172
		79,797,895
Household Durables - 0.6%
D.R. Horton, Inc.	418,081	37,781,980
Garmin Ltd.	159,462	23,064,584
Lennar Corp. Class A	339,352	33,714,621
Mohawk Industries, Inc. (a)	86,204	16,567,547
Sony Group Corp.	98,073	9,509,870
Tempur Sealy International, Inc.	70,288	2,754,587
Whirlpool Corp.	44,075	9,609,232
		133,002,421
Internet & Direct Marketing Retail - 9.0%
Amazon.com, Inc. (a)	567,150	1,951,086,744
Coupang Corp. unit (c)	281,219	11,172,550
Coupang, Inc. Class A (a)(b)	183,630	7,679,407
Deliveroo PLC	1,291,800	4,895,877
Deliveroo PLC (a)(e)	1,577,060	6,291,582
Doordash, Inc. (b)	137,717	24,559,073
eBay, Inc.	1,678,612	117,855,349
Marqeta, Inc. Class A	184,923	5,190,789
Wayfair LLC Class A (a)	55,222	17,434,138
Zomato Ltd. (c)	4,522,500	3,670,179
ZOZO, Inc.	134,294	4,563,300
		2,154,398,988
Leisure Products - 0.0%
Mattel, Inc. (a)	216,193	4,345,479
Specialty Retail - 1.8%
Academy Sports & Outdoors, Inc.	498,398	20,553,934
AutoZone, Inc. (a)	3,140	4,685,571
Best Buy Co., Inc.	234,011	26,906,585
Burlington Stores, Inc. (a)	52,281	16,833,959
Cazoo Holdings Ltd. (c)	69,974	2,148,634
Dick's Sporting Goods, Inc.	130,830	13,107,858
Lithia Motors, Inc. Class A (sub. vtg.)	28,884	9,925,698
Lowe's Companies, Inc.	26,661	5,171,434
National Vision Holdings, Inc. (a)	77,445	3,959,763
O'Reilly Automotive, Inc. (a)	22,446	12,709,150
The Home Depot, Inc.	745,280	237,662,339
TJX Companies, Inc.	723,936	48,807,765
Williams-Sonoma, Inc.	121,503	19,397,954
		421,870,644
Textiles, Apparel & Luxury Goods - 1.1%
Allbirds, Inc. (a)(c)(d)	33,995	367,486
Deckers Outdoor Corp. (a)	103,312	39,679,040
Dr. Martens Ltd. (a)	2,023,646	12,456,927
Figs, Inc. Class A (a)(b)	78,368	3,926,237
Hermes International SCA	1,697	2,472,010
lululemon athletica, Inc. (a)	31,088	11,346,187
LVMH Moet Hennessy Louis Vuitton SE	8,866	6,974,501
NIKE, Inc. Class B	1,057,245	163,333,780
On Holding AG (a)(c)(d)	282	7,008,339
Paymentus Holdings, Inc. (a)	16,200	575,100
Tapestry, Inc. (a)	71,345	3,102,081
		251,241,688

TOTAL CONSUMER DISCRETIONARY		3,201,982,786

CONSUMER STAPLES - 2.6%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	164,095	38,380,180
Diageo PLC	191,140	9,161,059
Keurig Dr. Pepper, Inc.	370,422	13,053,671
Monster Beverage Corp. (a)	173,926	15,888,140
PepsiCo, Inc.	106,043	15,712,391
The Coca-Cola Co.	542,249	29,341,093
		121,536,534
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	527,177	208,588,124
Oatly Group AB ADR (a)	55,098	1,347,697
		209,935,821
Food Products - 0.0%
Freshpet, Inc. (a)	11,062	1,802,664
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	829,164	263,740,485
L'Oreal SA (a)	29,793	13,305,371
L'Oreal SA (a)	22,622	10,102,847
		287,148,703

TOTAL CONSUMER STAPLES		620,423,722

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd.	499,677	18,139,291
Hess Corp.	321,087	28,037,317
Reliance Industries Ltd.	162,582	4,614,452
		50,791,060
FINANCIALS - 12.3%
Banks - 3.3%
Bank of America Corp.	6,625,254	273,159,222
Citigroup, Inc.	365,668	25,871,011
Citizens Financial Group, Inc.	45,725	2,097,406
HDFC Bank Ltd.	272,300	5,484,814
HDFC Bank Ltd. sponsored ADR (a)	91,329	6,677,976
JPMorgan Chase & Co.	1,729,006	268,929,593
Kotak Mahindra Bank Ltd. (a)	742,472	17,031,478
M&T Bank Corp.	59,847	8,696,368
Royal Bank of Canada	756,876	76,682,847
Starling Bank Ltd. Series D (a)(d)	3,502,023	6,270,282
The Toronto-Dominion Bank	916,573	64,232,572
Wells Fargo & Co.	918,195	41,585,052
		796,718,621
Capital Markets - 1.7%
BlackRock, Inc. Class A	127,950	111,952,412
Brookfield Asset Management, Inc. (Canada) Class A	195,483	9,972,850
Charles Schwab Corp.	188,874	13,751,916
Goldman Sachs Group, Inc.	185,643	70,457,088
Moody's Corp.	10,878	3,941,861
Morgan Stanley	1,771,089	162,391,150
MSCI, Inc.	82,396	43,923,660
		416,390,937
Consumer Finance - 0.5%
American Express Co.	215,549	35,615,161
Capital One Financial Corp.	472,872	73,148,570
		108,763,731
Diversified Financial Services - 5.5%
23andMe Holding Co. (c)	276,400	2,908,004
23andMe Holding Co.:
Class A	15,548	163,581
Class B	276,050	2,904,322
Berkshire Hathaway, Inc. Class A (a)	3,088	1,292,639,888
		1,298,615,795
Insurance - 1.3%
Admiral Group PLC	1,149,481	49,992,023
AIA Group Ltd.	830,121	10,298,131
American International Group, Inc.	822,118	39,132,817
Arthur J. Gallagher & Co.	144,528	20,245,482
Brookfield Asset Management Reinsurance Partners Ltd. (a)	1,348	71,228
Chubb Ltd.	374,690	59,553,229
Direct Line Insurance Group PLC	532,979	2,101,219
Fairfax Financial Holdings Ltd. (sub. vtg.)	20,038	8,787,235
Hartford Financial Services Group, Inc.	246,766	15,292,089
Intact Financial Corp.	105,335	14,310,638
Progressive Corp.	564,358	55,425,599
The Travelers Companies, Inc.	292,194	43,744,364
		318,954,054

TOTAL FINANCIALS		2,939,443,138

HEALTH CARE - 11.5%
Biotechnology - 1.9%
AbbVie, Inc.	971,004	109,373,891
Acceleron Pharma, Inc. (a)	21,741	2,728,278
Allovir, Inc. (a)	39,540	780,520
Alnylam Pharmaceuticals, Inc. (a)	3,511	595,185
BeiGene Ltd. ADR (a)	4,800	1,647,312
BioNTech SE ADR (a)	18,856	4,221,481
Cullinan Oncology, Inc.	41,137	1,059,278
Genmab A/S (a)	4,770	1,951,735
Idorsia Ltd. (a)	461,257	12,682,386
Innovent Biologics, Inc. (a)(e)	1,301,125	15,174,178
Intellia Therapeutics, Inc. (a)	96,800	15,672,888
Kodiak Sciences, Inc. (a)(b)	11,991	1,115,163
Moderna, Inc. (a)	46,480	10,921,870
Regeneron Pharmaceuticals, Inc. (a)	323,772	180,839,613
Vertex Pharmaceuticals, Inc. (a)	282,596	56,979,831
Zai Lab Ltd. (a)	100,899	17,800,169
Zai Lab Ltd. ADR (a)	54,668	9,675,689
		443,219,467
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	496,855	57,600,400
Align Technology, Inc. (a)	23,112	14,121,432
Danaher Corp.	699,189	187,634,360
DexCom, Inc. (a)	23,841	10,180,107
Edwards Lifesciences Corp. (a)	410,628	42,528,742
Envista Holdings Corp. (a)	383,821	16,584,905
Hologic, Inc. (a)	235,053	15,682,736
Intuitive Surgical, Inc. (a)	110,422	101,548,488
Medtronic PLC	317,978	39,470,609
Sonova Holding AG Class B	40,229	15,130,713
Stryker Corp.	28,216	7,328,542
Venus MedTech Hangzhou, Inc. (H Shares) (a)(e)	276,650	2,307,109
West Pharmaceutical Services, Inc.	15,053	5,405,532
		515,523,675
Health Care Providers & Services - 3.9%
Alignment Healthcare, Inc. (a)	28,050	655,529
AmerisourceBergen Corp.	99,186	11,355,805
Anthem, Inc.	5,926	2,262,547
Cano Health LLC (c)	711,826	8,182,440
Centene Corp. (a)	30,621	2,233,190
CVS Health Corp.	107,292	8,952,444
dentalcorp Holdings Ltd. (a)	543,208	7,212,975
Guardant Health, Inc. (a)	37,400	4,644,706
HCA Holdings, Inc.	149,417	30,890,471
Henry Schein, Inc. (a)	125,377	9,301,720
Humana, Inc.	36,917	16,343,894
Laboratory Corp. of America Holdings (a)	21,246	5,860,709
LifeStance Health Group, Inc.	186,850	5,205,641
McKesson Corp.	20,988	4,013,745
Oak Street Health, Inc. (a)	242,187	14,184,893
Option Care Health, Inc. (a)	335,173	7,330,234
Owens & Minor, Inc.	136,590	5,781,855
Patterson Companies, Inc. (b)	558,029	16,958,501
Surgery Partners, Inc. (a)	118,509	7,895,070
UnitedHealth Group, Inc.	1,932,262	773,754,995
		943,021,364
Health Care Technology - 0.1%
Doximity, Inc. (b)	60,999	3,550,142
Veeva Systems, Inc. Class A (a)	53,983	16,786,014
		20,336,156
Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories, Inc. Class A (a)	60,295	38,847,466
Bruker Corp.	31,733	2,411,073
Charles River Laboratories International, Inc. (a)	13,144	4,862,228
Eurofins Scientific SA	163,346	18,671,477
IQVIA Holdings, Inc. (a)	138,224	33,494,440
Lonza Group AG	25	17,724
Maravai LifeSciences Holdings, Inc.	454,947	18,984,938
Mettler-Toledo International, Inc. (a)	80,845	111,997,812
Thermo Fisher Scientific, Inc.	172,184	86,861,662
Waters Corp. (a)	45,200	15,621,572
WuXi AppTec Co. Ltd. (H Shares) (e)	252,918	5,905,752
		337,676,144
Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	482,183	32,219,468
Eli Lilly & Co.	1,101,648	252,850,249
Hansoh Pharmaceutical Group Co. Ltd. (e)	1,226,687	5,371,683
Horizon Therapeutics PLC (a)	747,494	69,995,338
Jazz Pharmaceuticals PLC (a)	181,621	32,263,154
Nuvation Bio, Inc. (c)	439,051	4,087,565
Nuvation Bio, Inc.	503,467	4,452,914
Royalty Pharma PLC	741,077	30,376,746
Supernus Pharmaceuticals, Inc. (a)(b)	98,241	3,024,840
UCB SA	95,526	9,985,879
Zoetis, Inc. Class A	236,097	43,999,037
		488,626,873

TOTAL HEALTH CARE		2,748,403,679

INDUSTRIALS - 4.2%
Aerospace & Defense - 0.2%
HEICO Corp. Class A	110,481	13,719,531
Northrop Grumman Corp.	55,521	20,177,997
Space Exploration Technologies Corp. Class A (a)(c)(d)	7,300	3,065,927
TransDigm Group, Inc. (a)	10,037	6,496,850
		43,460,305
Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	30,808	3,900,293
FedEx Corp.	53,191	15,868,471
United Parcel Service, Inc. Class B	961,081	199,876,016
XPO Logistics, Inc. (a)	33,087	4,628,540
		224,273,320
Airlines - 0.0%
Southwest Airlines Co. (a)	52,209	2,771,776
Building Products - 0.6%
Carrier Global Corp.	365,253	17,751,296
Fortune Brands Home & Security, Inc.	634,099	63,162,601
Toto Ltd.	588,226	30,445,110
Trane Technologies PLC	205,961	37,925,659
		149,284,666
Commercial Services & Supplies - 0.2%
Cintas Corp.	113,627	43,405,514
Clean TeQ Water Pty Ltd. (a)	292,558	17,552
GFL Environmental, Inc. (b)	284,591	9,084,145
Sunrise Energy Metals Ltd. (a)(b)	585,117	785,467
TulCo LLC (a)(c)(d)(f)	1,552	2,609,486
		55,902,164
Electrical Equipment - 0.4%
Acuity Brands, Inc.	51,319	9,598,193
AMETEK, Inc.	70,564	9,420,294
Generac Holdings, Inc. (a)	22,932	9,520,220
Vertiv Holdings Co.	97,558	2,663,333
Vestas Wind Systems A/S	1,600,641	62,481,470
		93,683,510
Industrial Conglomerates - 0.5%
3M Co.	11,355	2,255,444
General Electric Co.	7,248,699	97,567,489
Honeywell International, Inc.	28,483	6,247,746
		106,070,679
Machinery - 0.5%
Deere & Co.	169,549	59,801,628
IDEX Corp.	11,211	2,466,981
Illinois Tool Works, Inc.	18,127	4,052,472
Ingersoll Rand, Inc. (a)	161,459	7,880,814
Kornit Digital Ltd. (a)	6,793	844,574
Nordson Corp.	8,111	1,780,446
Otis Worldwide Corp.	240,593	19,673,290
PACCAR, Inc.	237,714	21,215,975
Pentair PLC	66,009	4,454,947
		122,171,127
Professional Services - 0.2%
Clarivate Analytics PLC (a)(b)	556,846	15,329,970
Equifax, Inc.	72,900	17,460,279
Recruit Holdings Co. Ltd.	46,032	2,257,354
Thomson Reuters Corp.	118,683	11,788,833
		46,836,436
Road & Rail - 0.6%
Canadian Pacific Railway Ltd.	947,394	72,850,594
J.B. Hunt Transport Services, Inc.	58,145	9,474,728
Union Pacific Corp.	279,344	61,436,126
		143,761,448

TOTAL INDUSTRIALS		988,215,431

INFORMATION TECHNOLOGY - 31.6%
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	3,880,232	265,446,671
CDW Corp.	56,198	9,814,981
Keysight Technologies, Inc. (a)	50,098	7,735,632
Samsung SDI Co. Ltd.	16,837	10,400,200
Zebra Technologies Corp. Class A (a)	48,036	25,434,582
		318,832,066
IT Services - 7.4%
Accenture PLC Class A	585,455	172,586,279
Adyen BV (a)(e)	29,507	72,360,934
Affirm Holdings, Inc. (b)	15,036	1,012,675
Affirm Holdings, Inc.	449,983	28,791,037
MasterCard, Inc. Class A	625,915	228,515,307
MongoDB, Inc. Class A (a)	121,545	43,940,948
Okta, Inc. (a)(b)	430,397	105,309,538
PayPal Holdings, Inc. (a)	1,277,809	372,455,767
Shopify, Inc. Class A (a)	105,431	154,189,010
Snowflake Computing, Inc.	9,272	2,241,970
Square, Inc. (a)	26,465	6,452,167
Twilio, Inc. Class A (a)	72,727	28,666,074
Visa, Inc. Class A	2,300,352	537,868,305
		1,754,390,011
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Micro Devices, Inc. (a)	1,265,320	118,851,508
Analog Devices, Inc.	388,579	66,897,761
Applied Materials, Inc.	384,131	54,700,254
ASML Holding NV	24,918	17,214,351
Intel Corp.	77,649	4,359,215
Lam Research Corp.	221,500	144,130,050
Lattice Semiconductor Corp. (a)	312,354	17,548,048
Marvell Technology, Inc.	354,674	20,688,134
NVIDIA Corp.	730,737	584,662,674
NXP Semiconductors NV	37,205	7,653,813
Qorvo, Inc. (a)	294,141	57,548,687
Qualcomm, Inc.	2,383,415	340,661,506
Semtech Corp. (a)	113,587	7,814,786
Silergy Corp.	18,000	2,443,629
Skyworks Solutions, Inc.	257,835	49,439,861
Synaptics, Inc. (a)	375,021	58,345,767
Texas Instruments, Inc.	131,171	25,224,183
		1,578,184,227
Software - 12.8%
Adobe, Inc. (a)	991,554	580,693,685
Atlassian Corp. PLC (a)	371,089	95,317,921
Cadence Design Systems, Inc. (a)	518,592	70,953,757
Clear Secure, Inc.	56,200	2,248,000
Cloudflare, Inc. (a)	1,381,266	146,193,193
Confluent, Inc.	36,000	1,710,000
Crowdstrike Holdings, Inc. (a)	63,696	16,007,442
DiDi Global, Inc. ADR	28,900	408,646
DocuSign, Inc. (a)	46,200	12,916,134
Dropbox, Inc. Class A (a)(b)	710,795	21,544,196
Duck Creek Technologies, Inc. (a)(b)	144,593	6,291,241
Dynatrace, Inc. (a)	388,678	22,706,569
Epic Games, Inc. (c)(d)	14,010	12,398,850
Fortinet, Inc. (a)	23,776	5,663,205
HubSpot, Inc. (a)	8,528	4,969,436
Intuit, Inc.	172,923	84,761,667
Microsoft Corp.	4,521,810	1,224,958,329
Monday.com Ltd. (b)	12,877	2,879,168
Qualtrics International, Inc. (b)	115,183	4,405,750
Salesforce.com, Inc. (a)	2,737,884	668,782,925
SentinelOne, Inc.	74,200	3,153,500
ServiceNow, Inc. (a)	58,434	32,112,405
Stripe, Inc. Class B (a)(c)(d)	75,100	3,013,388
SUSE SA (a)	108,719	4,260,593
Tanium, Inc. Class B (a)(c)(d)	449,538	5,102,256
UiPath, Inc. Class A (a)(b)	16,624	1,129,268
Workday, Inc. Class A (a)	18,857	4,501,920
Xero Ltd. (a)	79,619	8,186,278
Zoom Video Communications, Inc. Class A (a)	9,428	3,648,919
Zscaler, Inc. (a)	41,266	8,915,932
		3,059,834,573
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	5,830,466	798,540,623
Dell Technologies, Inc. (a)	244,156	24,335,029
Samsung Electronics Co. Ltd.	87,300	6,234,611
		829,110,263

TOTAL INFORMATION TECHNOLOGY		7,540,351,140

MATERIALS - 2.4%
Chemicals - 0.8%
Akzo Nobel NV	17,743	2,192,239
Celanese Corp. Class A	14,202	2,153,023
Growmax Resources Corp. (a)(d)(e)	335,698	14,895
PPG Industries, Inc.	131,095	22,255,998
Sherwin-Williams Co.	526,286	143,386,621
Westlake Chemical Corp.	135,019	12,163,862
		182,166,638
Containers & Packaging - 0.1%
Sealed Air Corp.	40,280	2,386,590
Silgan Holdings, Inc. (b)	288,352	11,966,608
WestRock Co.	36,989	1,968,555
		16,321,753
Metals & Mining - 1.5%
ArcelorMittal SA Class A unit (b)	376,246	11,686,201
B2Gold Corp.	5,500,070	23,072,252
Barrick Gold Corp. (Canada)	2,135,854	44,178,200
Cleveland-Cliffs, Inc. (a)	521,276	11,238,711
First Quantum Minerals Ltd.	163,914	3,777,850
Franco-Nevada Corp.	656,936	95,334,154
Freeport-McMoRan, Inc.	1,242,767	46,119,083
Gatos Silver, Inc.	452,455	7,913,438
Ivanhoe Electric, Inc. (d)	1,289,012	1,069,880
Ivanhoe Mines Ltd. (a)	5,441,964	39,291,366
Ivanhoe Mines Ltd. (a)(e)	1,434,999	10,360,795
Lundin Gold, Inc. (a)	255,356	2,144,447
Newmont Corp.	149,215	9,457,247
Novagold Resources, Inc. (a)	1,063,194	8,525,450
Nucor Corp.	331,055	31,758,106
Osisko Gold Royalties Ltd.	115,576	1,584,089
POSCO sponsored ADR	26,037	1,998,860
Steel Dynamics, Inc.	194,695	11,603,822
Wheaton Precious Metals Corp.	60,018	2,645,518
		363,759,469

TOTAL MATERIALS		562,247,860

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equity Commonwealth	339,579	8,896,970
Prologis (REIT), Inc.	96,127	11,490,060
		20,387,030
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. (a)	1,418,435	14,425,484
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	295,679	7,708,352

TOTAL UTILITIES		22,133,836

TOTAL COMMON STOCKS
(Cost $15,339,595,667)		23,544,059,913

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (c)(d)	43,228	208,525
Series C (c)(d)	170,098	820,526
Rivian Automotive, Inc. Series F (c)(d)	128,235	4,725,460
		5,754,511
Internet & Direct Marketing Retail - 0.0%
GoBrands, Inc. Series G (c)(d)	8,352	2,085,639
Reddit, Inc. Series E (c)(d)	27,300	1,159,546
		3,245,185
Specialty Retail - 0.1%
Aurora Innovation, Inc. Series B (a)(c)(d)	119,040	2,340,326
Fanatics, Inc. Series E (c)(d)	192,106	6,698,736
		9,039,062
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	13,415	145,016
Series B (a)(c)(d)	2,355	25,458
Series C (a)(c)(d)	22,525	243,495
Series Seed (a)(c)(d)	7,210	77,940
		491,909
TOTAL CONSUMER DISCRETIONARY		18,530,667
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (c)(d)	37,316	2,248,263
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Acrisure Holdings, Inc. Series B (c)(d)	57,282	1,043,678
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(d)	486,500	2,040,868
Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E (c)(d)	190,800	2,996,400
Series F (c)(d)	11,519	180,899
		3,177,299
TOTAL HEALTH CARE		5,218,167
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Relativity Space, Inc.:
Series D (c)(d)	207,384	4,735,634
Series E (c)(d)	143,887	3,285,674
Space Exploration Technologies Corp. Series N (c)(d)	49,490	20,785,305
		28,806,613
Air Freight & Logistics - 0.1%
Zipline International, Inc. Series E (c)(d)	178,019	6,408,684
Commercial Services & Supplies - 0.0%
ZenPayroll, Inc. Series D(a)(c)(d)	184,203	3,711,690
Transportation Infrastructure - 0.0%
Delhivery Pvt Ltd. Series H (c)(d)	9,242	4,431,164
TOTAL INDUSTRIALS		43,358,151
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (c)(d)	80,736	9,585,785
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. Series C1 (c)(d)	33,000	1,961,992
Software - 0.0%
ASAPP, Inc. Series C (c)(d)	204,122	1,346,613
Carbon, Inc.:
Series D (a)(c)(d)	9,678	367,958
Series E (a)(c)(d)	7,351	283,014
Nuro, Inc. Series C (c)(d)	405,967	5,299,737
Stripe, Inc. Series H (c)(d)	29,000	1,163,625
		8,460,947
TOTAL INFORMATION TECHNOLOGY		20,008,724
MATERIALS - 0.0%
Metals & Mining - 0.0%
High Power Exploration, Inc. Series A (a)(c)(d)	1,289,012	5,723,213

TOTAL CONVERTIBLE PREFERRED STOCKS		96,130,863

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (c)	2,284	70,133
Series B (c)	39,995	1,228,094
Series C (c)	812	24,933
Series D (c)	142,876	4,387,176
		5,710,336
TOTAL PREFERRED STOCKS
(Cost $81,019,856)		101,841,199
	Principal Amount	Value

Preferred Securities - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (c)(d)(g)	2,845,500	2,845,500
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (c)(d)(g)	1,840,000	1,840,000
TOTAL PREFERRED SECURITIES
(Cost $4,685,500)		4,685,500
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.06% (h)	186,533,629	186,570,936
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	66,346,890	66,353,525
TOTAL MONEY MARKET FUNDS
(Cost $252,923,467)		252,924,461
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $15,678,224,490)		23,903,511,073
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(60,498,874)
NET ASSETS - 100%		$23,843,012,199

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $173,861,263 or 0.7% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $128,081,040 or 0.5% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe Holding Co.	2/3/21	$2,764,000
Acrisure Holdings, Inc. Series B	3/22/21	$1,043,678
Allbirds, Inc.	10/9/18	$372,829
Allbirds, Inc. Series A	10/9/18	$147,124
Allbirds, Inc. Series B	10/9/18	$25,828
Allbirds, Inc. Series C	10/9/18	$247,035
Allbirds, Inc. Series Seed	10/9/18	$79,073
ASAPP, Inc. Series C	4/30/21	$1,346,613
Aurora Innovation, Inc. Series B	3/1/19	$1,099,965
Bowery Farming, Inc. Series C1	5/18/21	$2,248,263
ByteDance Ltd. Series E1	11/18/20	$8,846,581
Cano Health LLC	11/11/20	$7,118,260
Carbon, Inc. Series D	12/15/17	$225,990
Carbon, Inc. Series E	3/22/19	$205,787
Cazoo Holdings Ltd.	9/30/20	$959,341
Cazoo Holdings Ltd. Series A	9/30/20	$31,314
Cazoo Holdings Ltd. Series B	9/30/20	$548,330
Cazoo Holdings Ltd. Series C	9/30/20	$11,132
Cazoo Holdings Ltd. Series D	9/30/20	$1,958,826
Circle Internet Financial Ltd. 0%	5/11/21	$2,845,500
Coupang Corp. unit	6/12/20	$2,109,143
Delhivery Pvt Ltd. Series H	5/20/21	$4,511,240
ElevateBio LLC Series C	3/9/21	$2,040,868
Epic Games, Inc.	7/13/20 - 7/30/20	$8,055,750
Fanatics, Inc. Series E	8/13/20	$3,321,513
GoBrands, Inc. Series G	3/2/21	$2,085,639
High Power Exploration, Inc. Series A	11/15/19 - 3/4/21	$5,723,215
Lyra Health, Inc. Series E	1/14/21	$1,747,079
Lyra Health, Inc. Series F	6/4/21	$180,899
Nuro, Inc. Series C	10/30/20	$5,299,737
Nuvation Bio, Inc.	2/10/21	$4,390,510
On Holding AG	2/6/20	$2,569,790
Rad Power Bikes, Inc.	1/21/21	$1,599,460
Rad Power Bikes, Inc. Series A	1/21/21	$208,525
Rad Power Bikes, Inc. Series C	1/21/21	$820,526
Reddit, Inc. Series E	5/18/21	$1,159,546
Relativity Space, Inc. Series D	11/20/20	$3,095,642
Relativity Space, Inc. Series E	5/27/21	$3,285,674
Rivian Automotive, Inc. Series F	1/19/21	$4,725,460
Space Exploration Technologies Corp. Class A	2/16/21	$3,065,927
Space Exploration Technologies Corp. Series N	8/4/20	$13,362,300
Stripe, Inc. Class B	5/18/21	$3,013,641
Stripe, Inc. Series H	3/15/21	$1,163,625
Tanium, Inc. Class B	9/18/20	$5,122,575
Tenstorrent, Inc. Series C1	4/23/21	$1,961,992
Tenstorrent, Inc. 0%	4/23/21	$1,840,000
TulCo LLC	8/24/17 - 9/7/18	$651,224
ZenPayroll, Inc. Series D	7/16/19	$2,452,184
Zipline International, Inc. Series E	12/21/20	$5,808,653
Zomato Ltd.	12/9/20 - 2/5/21	$2,762,058

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$186,384
Fidelity Securities Lending Cash Central Fund	170,281
Total	$356,665

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$761,353,791	$2,838,960,142	$3,413,748,569	$5,571	$1	$186,570,936	0.3%
Fidelity Securities Lending Cash Central Fund 0.06%	24,574,156	397,770,030	355,990,661	--	--	66,353,525	0.2%
Total	$785,927,947	$3,236,730,172	$3,769,739,230	$5,571	$1	$252,924,461

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$4,849,680,231	$4,825,695,603	$23,984,628	$--
Consumer Discretionary	3,226,223,789	3,094,148,597	104,569,240	27,505,952
Consumer Staples	622,671,985	587,854,445	32,569,277	2,248,263
Energy	50,791,060	50,791,060	--	--
Financials	2,940,486,816	2,916,898,818	16,274,038	7,313,960
Health Care	2,753,621,846	2,717,950,432	30,453,247	5,218,167
Industrials	1,031,573,582	980,282,664	2,257,354	49,033,564
Information Technology	7,560,359,864	7,418,684,675	101,151,971	40,523,218
Materials	567,971,073	561,163,085	--	6,807,988
Real Estate	20,387,030	20,387,030	--	--
Utilities	22,133,836	22,133,836	--	--
Preferred Securities	4,685,500	--	--	4,685,500
Money Market Funds	252,924,461	252,924,461	--	--
Total Investments in Securities:	$23,903,511,073	$23,448,914,706	$311,259,755	$143,336,612
Net unrealized depreciation on unfunded commitments	$(1,110,486)	$--	$(1,110,486)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $63,579,267) — See accompanying schedule: Unaffiliated issuers (cost $15,425,301,023)	$23,650,586,612
Fidelity Central Funds (cost $252,923,467)	252,924,461
Total Investment in Securities (cost $15,678,224,490)		$23,903,511,073
Cash		180,311
Restricted cash		225,410
Foreign currency held at value (cost $328,150)		327,559
Receivable for investments sold		30,245,493
Receivable for fund shares sold		48,007,700
Dividends receivable		3,836,576
Distributions receivable from Fidelity Central Funds		70,743
Other receivables		280,429
Total assets		23,986,685,294
Liabilities
Payable for investments purchased	$44,595,331
Unrealized depreciation on unfunded commitments	1,110,486
Payable for fund shares redeemed	22,593,891
Accrued management fee	8,715,246
Other payables and accrued expenses	304,267
Collateral on securities loaned	66,353,874
Total liabilities		143,673,095
Net Assets		$23,843,012,199
Net Assets consist of:
Paid in capital		$15,465,829,134
Total accumulated earnings (loss)		8,377,183,065
Net Assets		$23,843,012,199
Net Asset Value, offering price and redemption price per share ($23,843,012,199 ÷ 1,107,713,347 shares)		$21.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$59,926,922
Income from Fidelity Central Funds (including $170,281 from security lending)		356,665
Total income		60,283,587
Expenses
Management fee	$46,984,104
Independent trustees' fees and expenses	33,133
Total expenses before reductions	47,017,237
Expense reductions	(468,287)
Total expenses after reductions		46,548,950
Net investment income (loss)		13,734,637
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,084,489)	525,444,360
Fidelity Central Funds	5,571
Foreign currency transactions	(1,445)
Total net realized gain (loss)		525,448,486
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,609,828)	2,275,663,088
Fidelity Central Funds	1
Unfunded commitments	(1,110,486)
Assets and liabilities in foreign currencies	(60,338)
Total change in net unrealized appreciation (depreciation)		2,274,492,265
Net gain (loss)		2,799,940,751
Net increase (decrease) in net assets resulting from operations		$2,813,675,388

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,734,637	$24,793,145
Net realized gain (loss)	525,448,486	8,827,076
Change in net unrealized appreciation (depreciation)	2,274,492,265	3,895,304,863
Net increase (decrease) in net assets resulting from operations	2,813,675,388	3,928,925,084
Distributions to shareholders	(9,869,854)	(35,356,894)
Share transactions
Proceeds from sales of shares	6,525,887,521	5,631,486,255
Reinvestment of distributions	9,869,854	35,356,894
Cost of shares redeemed	(2,898,659,728)	(4,008,180,689)
Net increase (decrease) in net assets resulting from share transactions	3,637,097,647	1,658,662,460
Total increase (decrease) in net assets	6,440,903,181	5,552,230,650
Net Assets
Beginning of period	17,402,109,018	11,849,878,368
End of period	$23,843,012,199	$17,402,109,018
Other Information
Shares
Sold	332,121,678	351,858,942
Issued in reinvestment of distributions	496,721	1,966,139
Redeemed	(146,271,650)	(251,666,322)
Net increase (decrease)	186,346,749	102,158,759

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Contrafund K6

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$18.89	$14.47	$11.08	$11.36	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.03	.05	.05	.02
Net realized and unrealized gain (loss)	2.63	4.43	3.38	(.29)	1.36
Total from investment operations	2.64	4.46	3.43	(.24)	1.38
Distributions from net investment income	(.01)	(.04)	(.04)	(.04)	(.02)
Total distributions	(.01)	(.04)	(.04)	(.04)	(.02)
Net asset value, end of period	$21.52	$18.89	$14.47	$11.08	$11.36
Total ReturnC,D	13.98%	30.83%	31.00%	(2.15)%	13.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.45%	.45%	.45%G
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.45%G
Expenses net of all reductions	.44%G	.45%	.45%	.45%	.45%G
Net investment income (loss)	.13%G	.18%	.39%	.39%	.38%G
Supplemental Data
Net assets, end of period (000 omitted)	$23,843,012	$17,402,109	$11,849,878	$5,278,087	$1,735,754
Portfolio turnover rateH,I	49%G	45%	39%	54%	48%G

 A For the period May 25, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

Fidelity Contrafund K6 (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,237,352,305
Gross unrealized depreciation	(71,676,019)
Net unrealized appreciation (depreciation)	$8,165,676,286
Tax cost	$15,736,724,301

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(305,743,254)
Total capital loss carryforward	$(305,743,254)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Contrafund K6	2,834,896.01

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Contrafund K6	5,607,410,141	4,813,389,826

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Contrafund K6	24,421,154	239,099,208	477,137,217

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund K6	189,061,796	3,733,153,141

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Contrafund K6	3,490,146	26,947,034	57,936,426

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund K6	67,653,810	1,062,916,308

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Contrafund K6	$62,828

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Contrafund K6	323,070,462	390,659,738

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Contrafund K6	$17,408	$3,410	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $468,187 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $100.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Contrafund K6	.45%
Actual		$1,000.00	$1,139.80	$2.39
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Contrafund K6

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Contrafund K6

2020 Total Return % vs. Morningstar Custom Large/Mid Value Blend Growth and S&P 500:

75% beaten
25% beaten
Benchmark
Class K6
40.0
30.0
20.0
10.0
0.0
-10.0
34.3
22.8
15.1
-3.4
80.0
60.0
40.0
20.0
0.0
66.5
52.4
41.5
8.5
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class K6	89%	86%	-

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Contrafund K6

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

CONK6-SANN-0821
1.9883978.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Contrafund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund’s (the “Trust”) disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2021